UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04161

Jefferson Pilot Variable Fund, Inc.
(Exact name of registrant as specified in charter)

One Granite Place, Concord, NH 03301
(Address of principal executive offices)

Craig Moreshead, Secretary
Jefferson Pilot Variable Fund, Inc.
One Granite Place, Concord, NH 03301
(Name and address of agent for service)

Registrant's telephone number, including area code: 603-226-5706

Date of fiscal year end: 12/31/06

Date of reporting period: 03/31/06

Item 1. Schedule of Investments

Capital Growth Portfolio
Growth Portfolio
Strategic Growth Portfolio
S&P 500 Index Portfolio
Value Portfolio
Mid-Cap Growth Portfolio
Mid-Cap Value Portfolio
Small Company Portfolio
Small-Cap Value Portfolio
International Equity Portfolio
World Growth Stock Portfolio
High Yield Bond Portfolio
Balanced Portfolio
Money Market Portfolio

Notes to Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
CAPITAL GROWTH PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 97.60%

Aerospace & Defense 6.62%
Boeing Co., The	84,290	$6,568,720
General Dynamics Corp.	77,920	4,985,322
		11,554,042
Air Freight & Logistics 0.40%
United Parcel Service, Inc., Class B	8,700	690,606

Biotechnology 3.62%
Amgen, Inc. #	34,600	2,517,150
Amylin Pharmaceuticals, Inc. *	16,840	824,318
Genzyme Corp. *	17,190	1,155,512
Gilead Sciences, Inc. *	29,080	1,809,358
		6,306,338
Capital Markets 8.08%
Franklin Resources, Inc. #	57,630	5,431,051
Legg Mason, Inc.	30,370	3,806,272
UBS, AG	44,090	4,848,577
		14,085,900
Commercial Banks 2.52%
Commerce Bancorp, Inc. #	120,060	4,400,199

Commercial Services & Supplies 0.98%
Equifax, Inc.	45,760	1,704,102

Communications Equipment 3.51%
QUALCOMM, Inc. #	121,030	6,125,328

Computers & Peripherals 7.64%
Apple Computer, Inc. *	41,490	2,602,253
Network Appliance, Inc. *#	212,860	7,669,346
SanDisk Corp. *#	53,170	3,058,338
		13,329,937
Construction & Engineering 1.47%
Fluor Corp.	29,920	2,567,136

Diversified Financial Services 5.59%
Chicago Mercantile Exchange, The	9,820	4,394,450
Moody's Corp. #	30,260	2,162,380
Nasdaq Stock Market, Inc. *	79,650	3,189,186
		9,746,016
Energy Equipment & Services 1.81%
Halliburton Co. #	43,350	3,165,417

Health Care Equipment & Supplies 5.01%
Medtronic, Inc.	128,685	6,530,764
St. Jude Medical, Inc.	53,800	2,205,800
		8,736,564
Health Care Providers & Services 6.57%
Coventry Health Care, Inc. *#	36,425	1,966,222
UnitedHealth Group, Inc.	112,120	6,263,023
WellPoint, Inc. *	41,630	3,223,411
		11,452,656
Hotels, Restaurants & Leisure 2.39%
Las Vegas Sands Corp. *	6,940	393,220
Starwood Hotels & Resorts Worldwide, Inc. #	55,690	3,771,884
		4,165,104
Household Durables 0.76%
D.R. Horton, Inc. #	40,160	1,334,115

Household Products 1.01%
Procter & Gamble Co., The	30,540	1,759,715

Insurance 0.83%
Progressive Corp., The #	13,870	1,446,086

Internet & Catalog Retail 0.50%
eBay, Inc. *	22,260	869,476

Internet Software & Services 2.80%
Google, Inc. *	12,520	4,882,800

Machinery 1.08%
Danaher Corp. #	29,660	1,884,893

Media 2.44%
Pixar, Inc. *	42,030	2,695,804
Viacom, Inc. *	40,030	1,553,164
		4,248,968
Oil & Gas Consumable Fuels 3.76%
Cameco Corp. #	115,260	4,149,360
Petro-Canada #	50,460	2,401,391
		6,550,751
Pharmaceuticals 9.14%
AstraZeneca, PLC, ADR	159,180	7,995,612
Elan Corporation, PLC, ADR *#	57,860	835,498
Sanofi-Aventis, ADR	81,130	3,849,619
Schering-Plough Corp.	171,640	3,259,444
		15,940,173
Semiconductors & Semiconductor Equipment 2.95%
Marvell Technology Group, Ltd. *	64,740	3,502,434
NVIDIA Corp. *	28,790	1,648,515
		5,150,949
Software 10.22%
Adobe Systems, Inc. #	144,960	5,062,003
Electronic Arts, Inc. *	119,895	6,560,654
Microsoft Corp.	162,210	4,413,734
SAP, AG, ADR	32,920	1,788,214
		17,824,605
Specialty Retail 0.48%
Abercrombie & Fitch Co.	14,510	845,933

Thrifts & Mortgage Finance 4.54%
Countrywide Financial Corp. #	215,980	7,926,466

Wireless Telecommunication Services 0.88%
America Movil, SA de CV, Series L, ADR	44,720	1,532,107

TOTAL COMMON STOCK (Cost $151,516,603)		170,226,382

	Principal Value
SECURITIES LENDING COLLATERAL 23.49%

Repurchase Agreements 1.01%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $1,769,184, collateralized by 4.500%
Federal Home Loan Bank Bonds, due 05/12/10, market value $1,750,874) **	$1,768,465	1,768,465

Short-Term Investments 22.48%
Citibank Investors Principal Preservation Trust I, 4.750% **	39,200,000	39,200,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $40,968,465)		40,968,465

TOTAL INVESTMENTS (Cost $192,485,068)	121.09%	211,194,847
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $40,968,465)	(21.09%)	(36,788,151)

TOTAL NET ASSETS	100.00%	$174,406,696

LEGEND
# All or a portion of this security is on loan.
* Non-income producing security.
**Security pledged as collateral for the securities on loan, which were valued at $39,757,538 at March 31, 2006.
ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
GROWTH PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 99.49%

Aerospace & Defense 1.96%
Boeing Co., The	7,330	$571,227
Precision Castparts Corp.	4,850	288,090
		859,317
Air Freight & Logistics 0.64%
C.H. Robinson Worldwide, Inc. #	5,730	281,286

Automobiles 0.97%
Toyota Motor Corp., ADR	3,900	424,710

Beverages 2.55%
Fomento Economico Mexicano, SA de CV, ADR #	1,910	175,071
PepsiCo, Inc.	16,330	943,711
		1,118,782
Biotechnology 4.49%
Celgene Corp. *	8,940	395,327
Genentech, Inc. *	5,800	490,158
Genzyme Corp. *	6,050	406,681
Gilead Sciences, Inc. *#	10,890	677,576
		1,969,742
Capital Markets 11.01%
Charles Schwab Corp., The	47,070	810,075
Legg Mason, Inc.	4,920	616,624
Mellon Financial Corp.	23,730	844,788
Merrill Lynch & Company, Inc. #	11,020	867,935
T. Rowe Price Group, Inc.	9,630	753,162
TD Ameritrade Holding Corp. #	14,920	311,380
UBS, AG	5,660	622,430
		4,826,394
Chemicals 0.87%
Monsanto Co.	4,510	382,223

Commercial Banks 2.24%
Kookmin Bank, ADR	3,250	277,940
Mitsubishi UFJ Financial Group, Inc.	46,380	705,440
		983,380
Communications Equipment 5.44%
Cisco Systems, Inc. *	38,740	839,496
Corning, Inc. *	17,920	482,227
F5 Networks, Inc. *	2,960	214,570
QUALCOMM, Inc. #	16,780	849,236
		2,385,529
Computers & Peripherals 2.34%
Apple Computer, Inc. *	9,730	610,266
Hewlett-Packard Co.	12,640	415,856
		1,026,122
Construction Materials 1.08%
Cemex, SA de CV, ADR #	7,240	472,627

Consumer Finance 1.23%
American Express Co.	10,300	541,265

Diversified Financial Services 2.48%
Chicago Mercantile Exchange, The	1,570	702,575
Nasdaq Stock Market, Inc. *#	9,600	384,384
		1,086,959
Diversified Telecommunication Services 1.17%
China Netcom Group Corporation, Ltd.	8,470	299,923
Time Warner Telecom, Inc. *#	11,830	212,349
		512,272
Electrical Equipment 0.84%
Roper Industries, Inc.	7,570	368,129

Energy Equipment & Services 3.44%
Halliburton Co. #	8,090	590,732
National Oilwell Varco, Inc. *	7,130	457,176
Weatherford International, Ltd. *	10,080	461,160
		1,509,068
Food & Staples Retailing 1.00%
Whole Foods Market, Inc. #	6,630	440,497

Food Products 1.48%
Archer-Daniels-Midland Co. #	19,230	647,090

Health Care Equipment & Supplies 0.58%
Intuitive Surgical, Inc. *	2,160	254,880

Health Care Providers & Services 4.79%
AmerisourceBergen Corp.	5,000	241,350
Caremark Rx, Inc.	7,050	346,719
Cerner Corp. *	6,310	299,410
Express Scripts, Inc. *#	5,180	455,322
Humana, Inc. *	3,730	196,385
WellPoint, Inc. *	7,260	562,142
		2,101,328
Hotels, Restaurants & Leisure 3.84%
Las Vegas Sands Corp. *	4,150	235,139
Scientific Games Corp. *	11,520	404,698
Starbucks Corp. *#	13,030	490,449
Starwood Hotels & Resorts Worldwide, Inc.	8,170	553,354
		1,683,640
Household Durables 0.89%
Sony Corp., ADR	8,420	387,909

Household Products 2.99%
Procter & Gamble Co., The	22,780	1,312,584

Industrial Conglomerates 4.96%
General Electric Co.	52,730	1,833,945
Textron, Inc. #	3,650	340,874
		2,174,819
Insurance 3.17%
AFLAC, Inc.	9,570	431,894
American International Group, Inc.	14,510	958,966
		1,390,860
Internet & Catalog Retail 1.87%
eBay, Inc. *	20,990	819,869

Internet Software & Services 2.88%
Google, Inc. *	3,240	1,263,600

IT Services 0.68%
Global Payments, Inc.	5,600	296,856

Machinery 1.17%
Joy Global, Inc.	8,585	513,125

Metals & Mining 0.72%
Companhia Vale do Rio Doce, (CVRD), ADR #	6,510	315,930

Oil & Gas Consumable Fuels 6.90%
CONSOL Energy, Inc. #	5,060	375,250
Kinder Morgan, Inc. #	4,550	418,555
Occidental Petroleum Corp.	3,300	305,745
Peabody Energy Corp.	13,340	672,469
Ultra Petroleum Corp. *	5,620	350,182
Valero Energy Corp.	8,090	483,620
XTO Energy, Inc.	9,590	417,836
		3,023,657
Pharmaceuticals 3.06%
Allergan, Inc.	2,780	301,630
Pfizer, Inc.	16,880	420,650
Roche Holding, AG, ADR	5,490	407,701
Teva Pharmaceutical Industries, Ltd., ADR	5,150	212,077
		1,342,058
Road & Rail 0.82%
Burlington Northern Sante Fe Corp. #	4,310	359,152

Semiconductors & Semiconductor Equipment 6.33%
Advanced Micro Devices, Inc. #	16,150	535,534
Applied Materials, Inc. #	42,350	741,549
Broadcom Corp. *#	14,035	605,751
Marvell Technology Group, Ltd. *	8,970	485,277
Micron Technology, Inc. #	27,720	408,038
		2,776,149
Software 1.76%
International Game Technology #	13,580	478,288
Salesforce.com, Inc. *#	8,020	291,367
		769,655
Specialty Retail 0.60%
Chico's FAS, Inc. *	6,430	261,315

Textiles, Apparel & Luxury Goods 1.01%
Coach, Inc. *	12,790	442,278

Water Utilities 1.11%
Aqua America, Inc. #	17,463	485,821

Wireless Telecommunication Services 4.13%
America Movil, SA de CV, Series L, ADR	26,570	910,288
NII Holdings, Inc., Class B *	15,260	899,882
		1,810,170

TOTAL COMMON STOCK (Cost $35,772,191)		43,621,047

	Principal Value
SECURITIES LENDING COLLATERAL 21.15%

Repurchase Agreements 5.18%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $2,273,521, collateralized by
5.750% Federal Home Loan Bank Bonds, Series 2, due 07/21/25,
market value $2,181,519) **	$2,272,598	2,272,598

Short-Term Investments 15.97%
Citibank Investors Principal Preservation Trust I, 4.750% **	7,000,000	7,000,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,272,598)		9,272,598

TOTAL INVESTMENTS (Cost $45,044,789)	120.64%	52,893,645
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $9,272,598)	(20.64%)	(9,047,966)

TOTAL NET ASSETS	100.00%	$43,845,679

LEGEND
# All or a portion of this security is on loan.
* Non-income producing security.
**Security pledged as collateral for the securities on loan, which were valued at $8,981,666 at March 31, 2006.
ADR - American Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
STRATEGIC GROWTH PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 97.29%

Aerospace & Defense 0.54%
General Dynamics Corp.	7,400	$473,452

Airlines 0.65%
Southwest Airlines Co.	31,600	568,484

Beverages 0.76%
PepsiCo, Inc. #	11,420	659,962

Biotechnology 2.91%
Amgen, Inc. #	18,000	1,309,500
Genentech, Inc. *	7,100	600,021
Gilead Sciences, Inc. *#	10,100	628,422
		2,537,943
Capital Markets 8.62%
Charles Schwab Corp., The	38,600	664,306
E*TRADE Financial Corp. *#	16,600	447,868
Franklin Resources, Inc.	4,600	433,504
Goldman Sachs Group, Inc., The	3,100	486,576
Legg Mason, Inc.	4,300	538,919
Merrill Lynch & Company, Inc. #	11,170	879,749
Northern Trust Corp. #	15,100	792,750
State Street Corp. #	16,400	991,052
TD Ameritrade Holding Corp. #	12,800	267,136
UBS, AG	18,500	2,027,087
		7,528,947
Chemicals 0.74%
Monsanto Co.	7,600	644,100

Commercial Banks 1.75%
Anglo Irish Bank Corporation, PLC	44,700	735,713
Erste Bank der oesterreichischen Sparkassen, AG	6,400	376,890
Unicredito Italiano, SpA	58,200	420,142
		1,532,745
Commercial Services & Supplies 0.54%
Cendant Corp.	27,400	475,390

Communications Equipment 3.59%
Cisco Systems, Inc. *	18,800	407,396
Corning, Inc. *	30,700	826,137
Juniper Networks, Inc. *#	23,700	453,144
Nokia Oyj	36,900	762,740
QUALCOMM, Inc. #	8,100	409,941
Telefonaktiebolaget LM Ericsson, AB, Class B	71,700	272,312
		3,131,670
Computers & Peripherals 2.68%
Dell, Inc. *	47,510	1,413,898
EMC Corp.	67,700	922,751
		2,336,649
Consumer Finance 2.97%
American Express Co.	27,500	1,445,125
SLM Corp.	22,070	1,146,316
		2,591,441
Diversified Financial Services 1.82%
Citigroup, Inc.	33,750	1,594,013

Diversified Telecommunication Services 0.63%
Telus Corp.	14,200	552,985

Electronic Equipment & Instruments 0.00%
Symbol Technologies, Inc. #	138	1,460

Energy Equipment & Services 2.66%
Baker Hughes, Inc. #	11,930	816,012
Schlumberger, Ltd. #	11,900	1,506,183
		2,322,195
Food & Staples Retailing 3.66%
Sysco Corp. #	17,020	545,491
Walgreen Co.	12,870	555,083
Wal-Mart de Mexico, SA de CV, Series V, ADR #	6,200	165,910
Wal-Mart Stores, Inc. #	40,810	1,927,864
		3,194,348
Health Care Equipment & Supplies 2.93%
Alcon, Inc. #	3,400	354,484
Medtronic, Inc. #	18,900	959,175
St. Jude Medical, Inc.	9,100	373,100
Stryker Corp. #	6,400	283,776
Zimmer Holdings, Inc. *	8,700	588,120
		2,558,655
Health Care Providers & Services 6.61%
Caremark Rx, Inc.	26,300	1,293,434
Humana, Inc. *	12,500	658,125
Quest Diagnostics, Inc.	16,000	820,800
UnitedHealth Group, Inc.	40,800	2,279,088
WellPoint, Inc. *	9,260	717,002
		5,768,449
Hotels, Restaurants & Leisure 2.23%
Carnival Corp.	17,200	814,764
Las Vegas Sands Corp. *	3,700	209,642
MGM Mirage *	6,000	258,540
Wynn Resorts, Ltd. *#	8,600	660,910
		1,943,856
Household Durables 1.96%
Garmin, Ltd. #	6,600	524,238
Harman International Industries, Inc.	5,800	644,554
Lennar Corp.	9,000	543,420
		1,712,212
Household Products 1.34%
Procter & Gamble Co., The	13,507	778,273
Reckitt Benckiser, PLC	11,222	394,376
		1,172,649
Industrial Conglomerates 4.02%
General Electric Co.	100,910	3,509,645

Insurance 3.36%
American International Group, Inc.	23,600	1,559,724
Hartford Financial Services Group, Inc., The	6,800	547,740
Marsh & McLennan Companies, Inc. #	15,300	449,208
Prudential Financial, Inc. #	5,000	379,050
		2,935,722
Internet & Catalog Retail 0.34%
eBay, Inc. *	7,600	296,856

Internet Software & Services 2.10%
Google, Inc. *	2,500	975,000
Yahoo!, Inc. *	26,560	856,826
		1,831,826
IT Services 3.72%
Accenture, Ltd.	45,950	1,381,717
Affiliated Computer Services, Inc. *	5,020	299,493
Automatic Data Processing, Inc.	21,100	963,848
First Data Corp.	12,880	603,042
		3,248,100
Machinery 2.46%
Danaher Corp. #	24,720	1,570,956
Deere & Co. #	7,300	577,065
		2,148,021
Media 3.81%
Discovery Holding Co. *#	15,740	236,100
Grupo Televisa, SA, ADR	19,300	384,070
Liberty Media Corp. *	118,100	969,601
Time Warner, Inc. #	21,400	359,306
Univision Communications, Inc. *#	19,350	666,995
Viacom, Inc. *	18,300	710,040
		3,326,112
Metals & Mining 1.23%
BHP Billiton, Ltd.	54,000	1,078,152

Multiline Retail 2.20%
Kohl's Corp. *	24,200	1,282,842
Target Corp.	12,360	642,844
		1,925,686
Oil & Gas Consumable Fuels 2.89%
Exxon Mobil Corp.	14,000	852,040
Murphy Oil Corp. #	11,400	567,948
Total, SA	4,200	1,106,547
		2,526,535
Pharmaceuticals 3.98%
Johnson & Johnson	9,430	558,445
Novartis, AG	19,800	1,098,401
Pfizer, Inc.	22,840	569,173
Roche Holding, AG	4,100	608,930
Sepracor, Inc. *#	5,600	273,336
Wyeth	7,600	368,752
		3,477,037
Semiconductors & Semiconductor Equipment 5.44%
Analog Devices, Inc.	22,970	879,521
Applied Materials, Inc.	20,900	365,959
Intel Corp.	28,100	543,735
Marvell Technology Group, Ltd. *	13,200	714,120
Maxim Integrated Products, Inc.	20,250	752,288
Samsung Electronics Company, Ltd.	730	473,319
Texas Instruments, Inc.	11,300	366,911
Xilinx, Inc. #	25,700	654,322
		4,750,175
Software 5.70%
Amdocs, Ltd., ADR *	18,800	677,928
International Game Technology #	13,200	464,904
Intuit, Inc. *	9,100	484,029
Microsoft Corp.	98,220	2,672,566
Oracle Corp. *#	49,300	674,917
		4,974,344
Specialty Retail 2.73%
Best Buy Company, Inc.	6,000	335,580
Home Depot, Inc., The	27,500	1,163,250
Industria de Diseno Textil, SA (Inditex)	5,800	223,563
PETsMART, Inc. #	23,500	661,290
		2,383,683
Textiles, Apparel & Luxury Goods 0.81%
Nike, Inc., Class B	8,300	706,330

Thrifts & Mortgage Finance 0.66%
Countrywide Financial Corp. #	15,700	576,190

Wireless Telecommunication Services 2.25%
America Movil, SA de CV, Series L, ADR	23,600	808,536
Crown Castle International Corp. *#	22,800	646,380
Rogers Communications, Inc.	13,300	507,395
		1,962,311

TOTAL COMMON STOCK (Cost $69,898,911)		84,958,330

SHORT-TERM INVESTMENTS 1.73%	Principal Value

Investment Companies 1.73%
T. Rowe Price Reserve Investment Fund, 4.796% ***	$1,513,559	1,513,559

TOTAL SHORT-TERM INVESTMENTS (Cost $1,513,559)		1,513,559

SECURITIES LENDING COLLATERAL 18.73%

Repurchase Agreements 3.15%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $1,962,899, collateralized by
5.250% Freddie Mac Notes, due 10/19/15, market value $1,961,513) **	1,962,102	1,962,102

Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $789,621, collateralized by
5.400% Freddie Mac Notes, due 03/17/21, market value $775,557) **	789,291	789,291
		2,751,393
Short-Term Investments 15.58%
Citibank Investors Principal Preservation Trust I, 4.750% **	13,600,000	13,600,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,351,393)		16,351,393

TOTAL INVESTMENTS (Cost $87,763,863)	117.75%	102,823,282
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $16,351,393)	(17.75%)	(15,501,341)

TOTAL NET ASSETS	100.00%	$87,321,941

LEGEND

# All or a portion of this security is on loan.
* Non-income producing security.
**Security pledged as collateral for the securities on loan, which were valued at $15,095,528 at March 31, 2006.
*** Affiliated issuer. The T. Rowe Price Reserve Investment Fund is an open-end management investment company managed by T. Rowe Price Associates. The Reserve Fund is offered as a cash management option only to mutual funds and other accounts managed by T. Rowe Price Associates, Inc. and is not available to the public. The rate quoted is the seven-day effective yield of the Reserve Fund as of March 31, 2006. Investments in companies considered to be an affiliate of the
Portfolio are as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Market Value at 03/31/06	Interest Income
T. Rowe Price Reserve Investment Fund	$ 1,565,444	$ 1,580,115	$ 1,632,000	$ 1,513,559	$ 24,169

ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
S&P 500 INDEX PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 98.63%

Aerospace & Defense 2.34%
Boeing Co., The	16,117	$1,255,998
General Dynamics Corp.	8,176	523,100
Goodrich Corp.	2,435	106,190
Honeywell International, Inc.	16,680	713,404
L-3 Communications Holdings, Inc.	2,400	205,896
Lockheed Martin Corp. #	7,260	545,444
Northrop Grumman Corp.	7,018	479,259
Raytheon Co.	9,066	415,585
Rockwell Collins, Inc.	3,507	197,619
United Technologies Corp.	20,446	1,185,255
		5,627,750
Air Freight & Logistics 1.04%
FedEx Corp.	6,177	697,630
Ryder System, Inc. #	1,348	60,363
United Parcel Service, Inc., Class B	22,024	1,748,265
		2,506,258
Airlines 0.11%
Southwest Airlines Co.	14,447	259,902

Auto Components 0.16%
Cooper Tire & Rubber Co.	1,599	22,930
Goodyear Tire & Rubber Co., The *#	3,738	54,126
Johnson Controls, Inc.	3,956	300,379
		377,435
Automobiles 0.35%
Ford Motor Co. #	38,056	302,925
General Motors Corp. #	11,643	247,647
Harley-Davidson, Inc.	5,548	287,830
		838,402
Beverages 2.03%
Anheuser-Busch Companies, Inc. #	15,824	676,792
Brown-Forman Corp., Class B	1,672	128,694
Coca-Cola Co., The	41,536	1,739,112
Coca-Cola Enterprises, Inc.	6,286	127,857
Constellation Brands, Inc. *	4,090	102,455
Molson Coors Brewing Co., Class B	1,144	78,501
Pepsi Bottling Group, Inc., The	2,792	84,849
PepsiCo, Inc. #	33,578	1,940,473
		4,878,733
Biotechnology 1.40%
Amgen, Inc. #	23,565	1,714,354
Applera Corporation - Applied Biosystems Group	3,680	99,875
Biogen Idec, Inc. *	6,882	324,142
Chiron Corp. *	2,268	103,897
Genzyme Corp. *	5,196	349,275
Gilead Sciences, Inc. *	9,310	579,268
MedImmune, Inc. *	5,013	183,376
		3,354,187
Building Products 0.18%
American Standard Companies, Inc.	3,490	149,581
Masco Corp.	8,565	278,277
		427,858
Capital Markets 3.43%
Ameriprise Financial, Inc.	4,973	224,083
Bank of New York Company, Inc., The	15,683	565,215
Bear Stearns Companies, Inc., The	2,345	325,252
Charles Schwab Corp., The	20,723	356,643
E*TRADE Financial Corp. *	8,510	229,600
Federated Investors, Inc.	1,790	69,900
Franklin Resources, Inc.	3,000	282,720
Goldman Sachs Group, Inc., The #	8,785	1,378,894
Janus Capital Group, Inc.	4,353	100,859
Lehman Brothers Holdings, Inc.	5,463	789,567
Mellon Financial Corp. ***	8,406	299,254
Merrill Lynch & Company, Inc. #	18,618	1,466,354
Morgan Stanley #	21,629	1,358,734
Northern Trust Corp.	3,648	191,520
State Street Corp.	6,609	399,382
T. Rowe Price Group, Inc.	2,708	211,793
		8,249,770
Chemicals 1.52%
Air Products & Chemicals, Inc.	4,541	305,110
Ashland, Inc.	1,408	100,081
Dow Chemical Co., The #	19,654	797,952
E.I. du Pont de Nemours & Co. #	18,486	780,294
Eastman Chemical Co.	1,622	83,014
Ecolab, Inc.	3,558	135,916
Engelhard Corp.	2,471	97,876
Hercules, Inc.	2,407	33,217
International Flavors & Fragrances, Inc.	1,583	54,329
Monsanto Co.	5,401	457,735
PPG Industries, Inc.	3,262	206,648
Praxair, Inc.	6,472	356,931
Rohm & Haas Co.	2,946	143,971
Sigma-Aldrich Corp.	1,329	87,435
Tronox, Inc., Class B *	476	8,088
		3,648,597
Commercial Banks 5.80%
AmSouth Bancorporation	7,133	192,948
Bank of America Corp.	93,808	4,272,016
BB&T Corp. #	10,696	419,283
Comerica, Inc. #	3,338	193,504
Compass Bancshares, Inc.	2,400	121,464
Fifth Third Bancorp #	11,290	444,374
First Horizon National Corp. #	2,543	105,916
Huntington Bancshares, Inc.	4,691	113,194
KeyCorp #	8,256	303,821
M&T Bank Corp.	1,590	181,483
Marshall & Ilsley Corp.	4,286	186,784
National City Corp.	11,171	389,868
North Fork Bancorporation, Inc.	9,655	278,354
PNC Financial Services Group	5,931	399,216
Regions Financial Corp.	9,257	325,569
SunTrust Banks, Inc. #	7,542	548,756
Synovus Financial Corp. #	6,533	176,979
U.S. Bancorp #	36,253	1,105,717
Wachovia Corp.	32,586	1,826,445
Wells Fargo & Co.	33,896	2,164,938
Zions Bancorporation	2,131	176,298
		13,926,927
Commercial Services & Supplies 0.71%
Allied Waste Industries, Inc. *#	4,030	49,327
Avery Dennison Corp.	2,302	134,621
Cendant Corp.	20,103	348,787
Cintas Corp.	2,798	119,251
Equifax, Inc.	2,479	92,318
Monster Worldwide, Inc. *	2,318	115,575
Pitney Bowes, Inc.	4,476	192,155
R.R. Donnelley & Sons Co.	4,277	139,943
Robert Half International, Inc.	3,408	131,583
Waste Management, Inc.	11,203	395,466
		1,719,026
Communications Equipment 3.04%
ADC Telecommunications, Inc. *	2,374	60,751
Andrew Corp. *#	3,070	37,700
Avaya, Inc. *	8,844	99,937
Ciena Corp. *	10,987	57,242
Cisco Systems, Inc. *§	124,550	2,698,999
Comverse Technology, Inc. *	4,022	94,638
Corning, Inc. *	31,453	846,400
JDS Uniphase Corp. *#	34,354	143,256
Lucent Technologies, Inc. *#	91,721	279,749
Motorola, Inc. #	50,472	1,156,314
QUALCOMM, Inc. #	33,436	1,692,196
Tellabs, Inc. *	8,975	142,703
		7,309,885
Computers & Peripherals 3.57%
Apple Computer, Inc. *#	17,106	1,072,888
Dell, Inc. *	47,698	1,419,492
EMC Corp.	47,703	650,192
Gateway, Inc. *	6,858	15,019
Hewlett-Packard Co. #	57,038	1,876,550
International Business Machines Corp.	31,627	2,608,279
Lexmark International, Inc. *#	2,076	94,209
NCR Corp. *	3,632	151,781
Network Appliance, Inc. *	7,599	273,792
QLogic Corp. *#	3,194	61,804
Sun Microsystems, Inc. *#	68,801	352,949
		8,576,955
Construction & Engineering 0.06%
Fluor Corp.	1,758	150,836

Construction Materials 0.07%
Vulcan Materials Co.	2,059	178,412

Consumer Finance 0.93%
American Express Co.	24,935	1,310,334
Capital One Financial Corp. #	6,023	484,972
SLM Corp.	8,417	437,179
		2,232,485
Containers & Packaging 0.18%
Ball Corp.	2,020	88,537
Bemis Company, Inc.	2,182	68,908
Pactiv Corp. *	2,895	71,043
Sealed Air Corp.	1,735	100,404
Temple-Inland, Inc.	2,272	101,218
		430,110
Distributors 0.06%
Genuine Parts Co.	3,501	153,449

Diversified Consumer Services 0.12%
Apollo Group, Inc. *#	2,751	144,455
H&R Block, Inc.	6,738	145,878
		290,333
Diversified Financial Services 3.44%
CIT Group, Inc.	4,120	220,502
Citigroup, Inc.	100,822	4,761,823
JPMorgan Chase & Co.	70,361	2,929,832
Moody's Corp.	4,846	346,295
		8,258,452
Diversified Telecommunication Services 2.40%
AT&T, Inc. #	78,275	2,116,556
BellSouth Corp. #	36,214	1,254,815
CenturyTel, Inc.	2,613	102,221
Citizens Communications Co.	6,278	83,309
Qwest Communications International, Inc. *	30,982	210,678
Verizon Communications, Inc. #	59,039	2,010,868
		5,778,447
Electric Utilities 1.46%
Allegheny Energy, Inc. *	3,393	114,853
American Electric Power Company, Inc. #	7,951	270,493
Cinergy Corp.	3,949	179,324
Edison International	6,589	271,335
Entergy Corp.	4,257	293,478
Exelon Corp. #	13,400	708,860
FirstEnergy Corp.	6,697	327,483
FPL Group, Inc.	7,996	320,959
Pinnacle West Capital Corp.	2,054	80,311
PPL Corp.	7,630	224,322
Progress Energy, Inc. #	5,217	229,444
Southern Co., The #	15,085	494,335
		3,515,197
Electrical Equipment 0.50%
American Power Conversion Corp. #	3,559	82,248
Cooper Industries, Ltd.	1,892	164,415
Emerson Electric Co.	8,337	697,223
Rockwell Automation, Inc.	3,589	258,085
		1,201,971
Electronic Equipment & Instruments 0.33%
Agilent Technologies, Inc. *	8,726	327,661
Jabil Circuit, Inc. *	3,618	155,067
Molex, Inc. #	2,911	96,645
Sanmina-SCI Corp. *	10,515	43,112
Solectron Corp. *	17,286	69,144
Symbol Technologies, Inc. #	4,951	52,382
Tektronix, Inc.	1,726	61,635
		805,646
Energy Equipment & Services 1.91%
Baker Hughes, Inc. #	6,920	473,328
BJ Services Co.	6,474	224,000
Halliburton Co. #	10,402	759,554
Nabors Industries, Ltd. *	3,127	223,831
National Oilwell Varco, Inc. *	3,500	224,420
Noble Corp.	2,702	219,132
Rowan Companies, Inc. #	2,333	102,559
Schlumberger, Ltd. #	11,938	1,510,993
Transocean, Inc. *	6,658	534,637
Weatherford International, Ltd. *	6,990	319,793
		4,592,247
Food & Staples Retailing 2.36%
Albertson's, Inc.	7,467	191,678
Costco Wholesale Corp. #	9,600	519,936
CVS Corp.	16,422	490,525
Kroger Co., The	14,727	299,842
Safeway, Inc.	9,016	226,482
SUPERVALU, Inc.	2,733	84,231
Sysco Corp. #	12,590	403,510
Walgreen Co.	20,441	881,620
Wal-Mart Stores, Inc.	50,413	2,381,510
Whole Foods Market, Inc.	2,820	187,361
		5,666,695
Food Products 1.06%
Archer-Daniels-Midland Co.	13,266	446,401
Campbell Soup Co.	3,854	124,870
ConAgra Foods, Inc.	10,581	227,068
Dean Foods Co. *	1,680	65,234
General Mills, Inc.	7,195	364,643
H.J. Heinz Co.	6,756	256,188
Hershey Co., The	3,528	184,267
Kellogg Co.	4,971	218,923
McCormick & Company, Inc.	2,537	85,903
Sara Lee Corp.	15,340	274,279
Tyson Foods, Inc.	5,240	71,998
Wm. Wrigley Jr. Co.	3,598	230,272
		2,550,046
Gas Utilities 0.03%
Nicor, Inc. #	919	36,356
Peoples Energy Corp. #	756	26,944
		63,300
Health Care Equipment & Supplies 1.99%
Bausch & Lomb, Inc.	1,103	70,261
Baxter International, Inc.	13,198	512,214
Becton, Dickinson & Co.	4,918	302,850
Biomet, Inc.	4,868	172,911
Boston Scientific Corp. *#	11,938	275,171
C. R. Bard, Inc.	2,080	141,045
Fisher Scientific International, Inc.	2,500	170,125
Guidant Corp.	6,753	527,139
Hospira, Inc. *	3,163	124,812
Medtronic, Inc.	24,511	1,243,933
Millipore Corp. *	953	69,626
PerkinElmer, Inc.	2,632	61,773
St. Jude Medical, Inc.	7,378	302,498
Stryker Corp.	5,842	259,034
Thermo Electron Corp.	3,343	123,992
Waters Corp. *	2,173	93,765
Zimmer Holdings, Inc. *	4,986	337,054
		4,788,203
Health Care Providers & Services 2.97%
Aetna, Inc.	11,508	565,503
AmerisourceBergen Corp.	4,222	203,796
Cardinal Health, Inc. #	8,463	630,663
Caremark Rx, Inc.	9,170	450,981
CIGNA Corp.	2,408	314,533
Coventry Health Care, Inc. *	3,150	170,037
Express Scripts, Inc. *	2,952	259,481
HCA, Inc. #	8,137	372,593
Health Management Associates, Inc.	4,945	106,664
Humana, Inc. *	3,274	172,376
IMS Health, Inc.	4,200	108,234
Laboratory Corporation of America Holdings *#	2,450	143,276
Manor Care, Inc.	1,571	69,674
McKesson Corp.	6,217	324,092
Medco Health Solutions, Inc. *	6,184	353,848
Patterson Companies, Inc. *	2,820	99,264
Quest Diagnostics, Inc.	3,392	174,010
Tenet Healthcare Corp. #	9,468	69,874
UnitedHealth Group, Inc.	27,340	1,527,212
WellPoint, Inc. *	13,252	1,026,102
		7,142,213
Hotels, Restaurants & Leisure 1.40%
Carnival Corp.	8,775	415,672
Darden Restaurants, Inc.	2,566	105,283
Harrah's Entertainment, Inc.	3,692	287,828
Hilton Hotels Corp.	6,671	169,844
Marriott International, Inc.	3,304	226,654
McDonald's Corp.	25,267	868,174
Starbucks Corp. *#	15,302	575,967
Starwood Hotels & Resorts Worldwide, Inc. #	4,408	298,554
Wendy's International, Inc. #	2,310	143,359
Yum! Brands, Inc.	5,476	267,557
		3,358,892
Household Durables 0.76%
Black & Decker Corp., The #	1,615	140,327
Centex Corp.	2,512	155,719
D.R. Horton, Inc.	5,350	177,727
Fortune Brands, Inc.	3,007	242,454
Harman International Industries, Inc.	1,340	148,914
KB Home	1,560	101,369
Leggett & Platt, Inc.	3,601	87,756
Lennar Corp.	2,810	169,668
Maytag Corp. #	1,662	35,450
Newell Rubbermaid, Inc.	5,499	138,520
Pulte Homes, Inc.	4,368	167,819
Snap-on, Inc.	1,212	46,201
Stanley Works, The #	1,509	76,446
Whirlpool Corp.	1,388	126,960
		1,815,330
Household Products 2.14%
Clorox Co., The	3,017	180,567
Colgate-Palmolive Co.	10,337	590,243
Kimberly-Clark Corp.	9,230	533,494
Procter & Gamble Co., The	66,424	3,827,351
		5,131,655
Independent Power Producers & Traders 0.59%
AES Corp., The *	13,242	225,909
Constellation Energy Group	3,605	197,230
Duke Energy Corp. #	18,916	551,401
Dynegy, Inc. *#	5,438	26,102
TXU Corp.	9,244	413,761
		1,414,403
Industrial Conglomerates 4.09%
3M Co.	15,195	1,150,110
General Electric Co. #§	210,633	7,325,806
Textron, Inc.	2,685	250,752
Tyco International, Ltd.	40,708	1,094,231
		9,820,899
Insurance 4.63%
Ace, Ltd.	6,519	339,053
AFLAC, Inc.	10,132	457,257
Allstate Corp., The	12,947	674,668
Ambac Financial Group, Inc.	2,120	168,752
American International Group, Inc.	52,410	3,463,777
Aon Corp.	6,419	266,453
Chubb Corp., The	4,028	384,432
Cincinnati Financial Corp.	3,565	149,980
Genworth Financial, Inc.	7,670	256,408
Hartford Financial Services Group, Inc., The	6,049	487,247
Jefferson-Pilot Corp. #***	2,685	150,199
Lincoln National Corp.	3,607	196,906
Loews Corp.	2,721	275,365
Marsh & McLennan Companies, Inc. #	11,077	325,221
MBIA, Inc. #	2,675	160,848
MetLife, Inc. #	15,226	736,482
Principal Financial Group, Inc., The	5,703	278,306
Progressive Corp., The	4,022	419,334
Prudential Financial, Inc. #	9,938	753,400
Safeco Corp.	2,518	126,429
St. Paul Travelers Companies, Inc., The	14,086	588,654
Torchmark Corp. #	2,089	119,282
UnumProvident Corp. #	5,958	122,020
XL Capital, Ltd. #	3,452	221,308
		11,121,781
Internet & Catalog Retail 0.47%
Amazon.com, Inc. *	6,280	229,283
eBay, Inc. *	23,098	902,208
		1,131,491
Internet Software & Services 0.99%
Google, Inc. *	3,667	1,430,130
VeriSign, Inc. *	4,980	119,470
Yahoo!, Inc. *	25,512	823,017
		2,372,617
IT Services 1.03%
Affiliated Computer Services, Inc. *	2,290	136,621
Automatic Data Processing, Inc.	11,687	533,862
Computer Sciences Corp.	3,714	206,313
Convergys Corp. *	2,833	51,589
Electronic Data Systems Corp. #	10,537	282,708
First Data Corp.	15,566	728,800
Fiserv, Inc. *	3,685	156,797
Paychex, Inc.	6,824	284,288
Sabre Holdings Corp. #	2,541	59,790
Unisys Corp. *#	6,654	45,846
		2,486,614
Leisure Equipment & Products 0.19%
Brunswick Corp.	1,901	73,873
Eastman Kodak Co. #	5,796	164,838
Hasbro, Inc.	3,541	74,715
Mattel, Inc.	7,585	137,516
		450,942
Machinery 1.49%
Caterpillar, Inc.	13,490	968,717
Cummins, Inc. #	868	91,227
Danaher Corp. #	4,872	309,616
Deere & Co. #	4,728	373,748
Dover Corp.	4,038	196,085
Eaton Corp.	2,950	215,262
Illinois Tool Works, Inc.	4,147	399,398
Ingersoll-Rand Co.	6,648	277,820
ITT Industries, Inc.	3,800	213,636
Navistar International Corp.	1,346	37,123
PACCAR, Inc.	3,371	237,588
Pall Corp.	2,513	78,380
Parker-Hannifin Corp.	2,366	190,723
		3,589,323
Media 3.14%
CBS Corp.	15,788	378,596
Clear Channel Communications, Inc.	10,281	298,252
Comcast Corp. *#	43,062	1,126,502
Dow Jones & Company, Inc. #	1,149	45,156
E.W. Scripps Co., The	1,740	77,795
Gannett Company, Inc.	4,855	290,912
Interpublic Group of Companies, Inc., The *#	9,055	86,566
Knight-Ridder, Inc.	1,276	80,656
McGraw-Hill Companies, Inc., The	7,336	422,700
Meredith Corp.	819	45,692
New York Times Co., The #	3,066	77,600
News Corporation, Inc., Class A	48,250	801,433
Omnicom Group, Inc.	3,552	295,704
Time Warner, Inc. #	90,817	1,524,817
Tribune Co.	5,231	143,486
Univision Communications, Inc. *#	4,669	160,940
Viacom, Inc. *	15,498	601,322
Walt Disney Co., The	38,904	1,085,033
		7,543,162
Metals & Mining 0.88%
Alcoa, Inc.	17,716	541,401
Allegheny Technologies, Inc.	1,653	101,131
Freeport-McMoRan Copper & Gold, Inc., Class B	3,641	217,623
Newmont Mining Corp.	9,109	472,666
Nucor Corp. #	3,088	323,592
Phelps Dodge Corp.	3,986	320,993
United States Steel Corp.	2,290	138,957
		2,116,363
Multiline Retail 1.11%
Big Lots, Inc.	2,474	34,537
Dillards, Inc. #	1,072	27,915
Dollar General Corp.	6,690	118,212
Family Dollar Stores, Inc.	3,109	82,699
Federated Department Stores, Inc. #	5,401	394,273
J.C. Penney Company, Inc.	4,678	282,598
Kohl's Corp. *	6,986	370,328
Nordstrom, Inc.	4,370	171,217
Sears Holdings Corp. *	2,007	265,406
Target Corp.	17,772	924,322
		2,671,507
Multi-Utilities & Unregulated Power 1.03%
Ameren Corp.	4,096	204,063
CenterPoint Energy, Inc.	6,261	74,694
CMS Energy Corp. *	4,178	54,105
Consolidated Edison, Inc. #	4,942	214,977
Dominion Resources, Inc.	7,000	483,210
DTE Energy Co.	3,660	146,729
KeySpan Corp.	3,635	148,562
NiSource, Inc. #	5,277	106,701
PG&E Corp. #	6,919	269,149
Public Service Enterprise Group, Inc.	4,941	316,422
Sempra Energy	5,148	239,176
TECO Energy, Inc.	4,457	71,847
Xcel Energy, Inc. #	8,200	148,830
		2,478,465
Office Electronics 0.12%
Xerox Corp. *#	18,511	281,367

Oil & Gas Consumable Fuels 7.70%
Amerada Hess Corp.	1,600	227,840
Anadarko Petroleum Corp. #	4,608	465,454
Apache Corp.	6,666	436,690
Burlington Resources, Inc.	7,702	707,891
Chesapeake Energy Corp. #	7,600	238,716
Chevron Corp.	44,925	2,604,302
ConocoPhillips #	28,212	1,781,588
Devon Energy Corp.	8,850	541,355
El Paso Corp.	13,747	165,651
EOG Resources, Inc.	4,920	354,240
Exxon Mobil Corp.	123,397	7,509,941
Kerr-McGee Corp.	2,361	225,428
Kinder Morgan, Inc.	1,993	183,336
Marathon Oil Corp.	7,393	563,125
Murphy Oil Corp.	3,420	170,384
Occidental Petroleum Corp.	8,686	804,758
Sunoco, Inc.	2,722	211,146
Valero Energy Corp.	12,540	749,641
Williams Companies, Inc., The	11,780	251,974
XTO Energy, Inc.	7,333	319,499
		18,512,959
Paper & Forest Products 0.36%
International Paper Co. #	10,018	346,322
Louisiana-Pacific Corp. #	2,249	61,173
MeadWestvaco Corp.	3,624	98,971
Weyerhaeuser Co.	4,890	354,183
		860,649
Personal Products 0.18%
Alberto-Culver Co., Class B	1,507	66,655
Avon Products, Inc.	8,950	278,972
Estee Lauder Companies, Inc.	2,470	91,859
		437,486
Pharmaceuticals 6.35%
Abbott Laboratories #	31,000	1,316,570
Allergan, Inc.	3,090	335,265
Barr Pharmaceuticals, Inc. *	2,160	136,037
Bristol-Myers Squibb Co.	39,423	970,200
Eli Lilly & Co.	22,757	1,258,462
Forest Laboratories, Inc. *	6,481	289,247
Johnson & Johnson	60,093	3,558,707
King Pharmaceuticals, Inc. *#	4,999	86,233
Merck & Company, Inc.	44,084	1,553,079
Mylan Laboratories, Inc.	4,300	100,620
Pfizer, Inc.	148,594	3,702,962
Schering-Plough Corp.	30,122	572,017
Watson Pharmaceuticals, Inc. *	2,166	62,251
Wyeth	27,151	1,317,367
		15,259,017
Real Estate 0.90%
Apartment Investment & Management Co., REIT	1,912	89,673
Archstone-Smith Trust, REIT	4,410	215,076
Boston Properties, Inc.	1,280	119,360
Equity Office Properties Trust, REIT	8,198	275,289
Equity Residential, REIT	5,924	277,184
Kimco Realty Corp.	2,800	113,792
Plum Creek Timber Company, Inc. #	3,696	136,493
ProLogis, REIT	4,949	264,772
Public Storage, Inc., REIT	1,600	129,968
Simon Property Group, Inc., REIT #	3,642	306,438
Vornado Realty Trust	2,340	224,640
		2,152,685
Road & Rail 0.77%
Burlington Northern Sante Fe Corp. #	7,592	632,641
CSX Corp. #	4,348	260,010
Norfolk Southern Corp.	8,302	448,889
Union Pacific Corp. #	5,368	501,103
		1,842,643
Semiconductors & Semiconductor Equipment 2.88%
Advanced Micro Devices, Inc. #	9,129	302,718
Altera Corp. *	7,259	149,826
Analog Devices, Inc.	7,405	283,537
Applied Materials, Inc.	31,812	557,028
Applied Micro Circuits Corp. *	6,497	26,443
Broadcom Corp. *#	8,792	379,463
Freescale Semiconductor, Inc., Class B *	8,282	229,991
Intel Corp.	118,713	2,297,097
KLA-Tencor Corp. #	3,955	191,264
Linear Technology Corp. #	6,295	220,829
LSI Logic Corp. *	7,628	88,180
Maxim Integrated Products, Inc. #	6,623	246,044
Micron Technology, Inc.	12,312	181,233
National Semiconductor Corp.	6,654	185,247
Novellus Systems, Inc. *	2,646	63,504
NVIDIA Corp. *	3,400	194,684
PMC-Sierra, Inc. *#	3,488	42,868
Teradyne, Inc. *	3,763	58,364
Texas Instruments, Inc.	32,211	1,045,891
Xilinx, Inc.	6,955	177,074
		6,921,285
Software 3.44%
Adobe Systems, Inc. #	12,230	427,072
Autodesk, Inc.	4,740	182,585
BMC Software, Inc. *	4,076	88,286
CA, Inc. #	9,043	246,060
Citrix Systems, Inc. *	3,419	129,580
Compuware Corp. *	7,784	60,949
Electronic Arts, Inc. *	6,092	333,354
International Game Technology	6,868	241,891
Intuit, Inc. *	3,545	188,559
Microsoft Corp.	179,515	4,884,603
Novell, Inc. *	7,828	60,119
Oracle Corp. *#	75,848	1,038,359
Parametric Technology Corp. *	2,017	32,938
Symantec Corp. *	20,814	350,300
		8,264,655
Specialty Retail 2.21%
AutoNation, Inc. *	3,755	80,920
AutoZone, Inc. *	1,158	115,441
Bed Bath & Beyond, Inc. *	5,704	219,034
Best Buy Company, Inc.	8,313	464,946
Circuit City Stores-Circuit City Group #	3,012	73,734
Gap, Inc., The	11,585	216,408
Home Depot, Inc., The #	42,993	1,818,604
Limited Brands	6,837	167,233
Lowe's Companies, Inc.	15,729	1,013,577
Office Depot, Inc. *	5,843	217,593
OfficeMax, Inc.	1,274	38,437
RadioShack Corp.	2,818	54,190
Sherwin-Williams Co., The	2,146	106,098
Staples, Inc.	14,547	371,239
Tiffany & Co. #	2,977	111,757
TJX Companies, Inc., The #	9,382	232,861
		5,302,072
Textiles, Apparel & Luxury Goods 0.36%
Coach, Inc. *	7,670	265,229
Jones Apparel Group, Inc.	2,303	81,457
Liz Claiborne, Inc.	2,152	88,189
Nike, Inc., Class B	3,882	330,358
V.F. Corp.	1,860	105,834
		871,067
Thrifts & Mortgage Finance 1.58%
Countrywide Financial Corp. #	12,136	445,391
Fannie Mae	19,555	1,005,127
Freddie Mac	14,040	856,440
Golden West Financial Corp.	5,128	348,191
MGIC Investment Corp. #	1,794	119,534
Sovereign Bancorp, Inc.	7,240	158,628
Washington Mutual, Inc.	20,143	858,495
		3,791,806
Tobacco 1.38%
Altria Group, Inc.	42,132	2,985,474
Reynolds American, Inc.	1,781	187,896
UST, Inc. #	3,366	140,026
		3,313,396
Trading Companies & Distributors 0.05%
W.W. Grainger, Inc. #	1,581	119,128

Wireless Telecommunication Services 0.86%
Alltel Corp. #	7,763	502,654
Sprint Nextel Corp. #	60,127	1,553,682
		2,056,336

TOTAL COMMON STOCK (Cost $230,433,723)		236,989,722

	Principal Value
SHORT-TERM INVESTMENTS 0.06%

U.S. Treasury Bills, Bonds, and Notes 0.06%
U.S. Treasury Bill, 4.480%, due 06/08/06 §	$140,000	138,854

TOTAL SHORT-TERM INVESTMENTS (Cost $138,828)		138,854

SECURITIES LENDING COLLATERAL 23.20%

Repurchase Agreements 2.14%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $5,145,674, collateralized by 5.760%
Federal Home Loan Bank Bonds, due 07/03/25, market value $4,921,750) **	5,143,584	5,143,584

Short-Term Investments 21.06%
Citibank Investors Principal Preservation Trust I, 4.750% **	50,600,000	50,600,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $55,743,584)		55,743,584

TOTAL INVESTMENTS (Cost $286,316,135)	121.89%	292,872,160
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $55,743,584)	(21.89%)	(52,585,346)

TOTAL NET ASSETS	100.00%	$240,286,814

LEGEND

# All or a portion of this security is on loan.
§ Security or a portion of the security pledged to cover the margin and collateral requirements for futures. At the end of the period, the aggregate market value of the securities pledged, not including cash, was $2,918,554. The underlying face amount, at market value, of the open futures contracts was $1,694,290 at March 31, 2006.
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $53,776,217 at March 31, 2006.

** Investments in companies considered to be affiliates of the Portfolio are as follows:
Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gains During the Period	Market Value at 03/31/06	Dividend Income
Jefferson-Pilot Corporation	$ 164,243	$ -	$ 11,640	$ 2,765	$ 150,199	$ 1,121
Mellon Financial Corporation	297,496	-	10,040	1,045	299,254	1,737
	$ 461,739				$ 449,453	$ 2,858

Jefferson-Pilot Corporation is the parent company of the Fund's advisor, Jefferson Pilot Investment Advisory Corporation.
Mellon Financial Corporation is the parent company of the Portfolio's subadvisor, Mellon Capital Management Corporation.

*** Security pledged as collateral for the securities on loan, which were valued at $53,776,217 at March 31, 2006.

"S&P 500®" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Jefferson Pilot Variable
Corporation. Ensemble, Allegiance, Pilot and Alpha products are not sponsored, endorsed, sold or promoted by Standard
& Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing any of these products.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
VALUE PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 98.24%

Aerospace & Defense 5.59%
L-3 Communications Holdings, Inc.	17,900	$1,535,641
Precision Castparts Corp.	16,500	980,100
United Technologies Corp.	37,400	2,168,078
		4,683,819
Beverages 1.04%
Coca-Cola Co., The	20,700	866,709

Building Products 1.68%
American Standard Companies, Inc. #	32,800	1,405,808

Capital Markets 5.04%
Bank of New York Company, Inc., The	36,800	1,326,272
Lehman Brothers Holdings, Inc. #	9,300	1,344,129
Morgan Stanley #	24,600	1,545,372
		4,215,773
Chemicals 0.74%
E.I. du Pont de Nemours & Co. #	14,700	620,487

Commercial Banks 10.72%
Bank of America Corp.	70,780	3,223,322
Mercantile Bankshares Corp.	29,350	1,128,508
North Fork Bancorporation, Inc.	22,500	648,675
U.S. Bancorp #	37,800	1,152,900
Wells Fargo & Co. #	44,200	2,823,054
		8,976,459
Communications Equipment 1.24%
Motorola, Inc.	45,500	1,042,405

Computers & Peripherals 2.86%
Dell, Inc. *	13,900	413,664
International Business Machines Corp. #	24,000	1,979,280
		2,392,944
Consumer Finance 3.19%
American Express Co.	9,700	509,735
Capital One Financial Corp. #	14,600	1,175,592
SLM Corp. #	18,900	981,666
		2,666,993
Diversified Financial Services 3.06%
Citigroup, Inc. #	54,300	2,564,589

Diversified Telecommunication Services 1.83%
AT&T, Inc. #	56,800	1,535,872

Electric Utilities 1.18%
Exelon Corp. #	18,700	989,230

Electrical Equipment 1.29%
Emerson Electric Co.	12,900	1,078,827

Energy Equipment & Services 2.72%
Halliburton Co. #	16,100	1,175,622
Weatherford International, Ltd. *#	24,100	1,102,575
		2,278,197
Food & Staples Retailing 1.30%
CVS Corp. #	36,500	1,090,255

Food Products 1.69%
Kellogg Co.	32,200	1,418,088

Health Care Providers & Services 2.62%
Aetna, Inc.	44,600	2,191,644

Hotels, Restaurants & Leisure 0.50%
McDonald's Corp. #	12,200	419,192

Household Products 1.29%
Procter & Gamble Co., The	18,700	1,077,494

Independent Power Producers & Traders 1.01%
Mirant Corp. *	27,900	697,500
TXU Corp.	3,400	152,184
		849,684
Industrial Conglomerates 2.67%
General Electric Co.	64,200	2,232,876

Insurance 5.97%
Allstate Corp., The	20,300	1,057,833
Hartford Financial Services Group, Inc., The #	29,300	2,360,115
St. Paul Travelers Companies, Inc., The	37,800	1,579,662
		4,997,610
Machinery 1.77%
Deere & Co. #	18,700	1,478,235

Media 0.94%
Time Warner, Inc. #	46,900	787,451

Multiline Retail 3.17%
Federated Department Stores, Inc. #	8,600	627,800
J.C. Penney Company, Inc. #	13,700	827,617
Kohl's Corp. *	22,600	1,198,026
		2,653,443
Multi-Utilities & Unregulated Power 0.59%
Dominion Resources, Inc.	7,100	490,113

Oil & Gas Consumable Fuels 11.92%
Apache Corp. #	9,000	589,590
Chevron Corp.	46,800	2,712,996
ConocoPhillips #	16,520	1,043,238
Exxon Mobil Corp.	46,800	2,848,248
Newfield Exploration Co. *	31,000	1,298,900
Noble Energy, Inc.	20,000	878,400
Range Resources Corp.	22,300	609,013
		9,980,385
Personal Products 0.97%
Alberto-Culver Co., Class B	18,300	809,409

Pharmaceuticals 6.61%
Johnson & Johnson	29,200	1,729,224
Pfizer, Inc.	97,900	2,439,668
Wyeth	28,200	1,368,264
		5,537,156
Real Estate 0.50%
Liberty Property Trust, REIT #	8,900	419,724

Semiconductors & Semiconductor Equipment 0.66%
Applied Materials, Inc.	31,800	556,818

Software 1.60%
Microsoft Corp.	49,100	1,336,011

Specialty Retail 3.38%
Abercrombie & Fitch Co.	7,400	431,420
Home Depot, Inc., The	36,300	1,535,490
Office Depot, Inc. *	23,100	860,244
		2,827,154
Thrifts & Mortgage Finance 2.04%
Freddie Mac	13,000	793,000
Hudson City Bancorp, Inc.	68,833	914,791
		1,707,791
Tobacco 2.40%
Altria Group, Inc.	28,300	2,005,338

Wireless Telecommunication Services 2.46%
Alltel Corp. #	18,400	1,191,400
Sprint Nextel Corp. #	33,600	868,224
		2,059,624

TOTAL COMMON STOCK (Cost $69,726,760)		82,243,607

	Principal Value
SECURITIES LENDING COLLATERAL 22.72%

Repurchase Agreements 2.65%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $2,214,807, collateralized by
2.750% Fannie Mae Notes, due 08/24/06, market value $2,198,683) **	$2,213,907	2,213,907

Short-Term Investments 20.07%
Citibank Investors Principal Preservation Trust I, 4.750% **	16,800,000	16,800,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $19,013,907)		19,013,907

TOTAL INVESTMENTS (Cost $88,740,667)	120.96%	101,257,514
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $19,013,907)	(20.96%)	(17,543,280)

TOTAL NET ASSETS	100.00%	$83,714,234

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $18,471,400 at March 31, 2006.
# All or a portion of this security is on loan.
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP GROWTH PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 98.70%

Aerospace & Defense 1.01%
Precision Castparts Corp.	5,030	$298,782

Air Freight & Logistics 1.92%
C.H. Robinson Worldwide, Inc. #	7,490	367,684
UTI Worldwide, Inc.	6,360	200,976
		568,660
Beverages 1.20%
Hansen Natural Corp. *	2,810	354,201

Biotechnology 3.23%
Biogen Idec, Inc. *	3,010	141,771
Celgene Corp. *	8,930	394,885
Cephalon, Inc. *#	2,950	177,738
Protein Design Labs, Inc. *#	7,320	240,096
		954,490
Capital Markets 5.38%
Affiliated Managers Group, Inc. *#	3,170	337,954
Legg Mason, Inc.	2,880	360,950
Mellon Financial Corp.	8,070	287,292
T. Rowe Price Group, Inc.	4,660	364,459
TD Ameritrade Holding Corp. #	11,470	239,379
		1,590,034
Commercial Banks 0.43%
Colonial BancGroup, Inc., The	5,070	126,750

Commercial Services & Supplies 2.72%
Manpower, Inc.	5,440	311,059
Monster Worldwide, Inc. *#	9,910	494,113
		805,172
Communications Equipment 3.09%
F5 Networks, Inc. *	6,160	446,538
JDS Uniphase Corp. *#	72,570	302,617
Redback Networks, Inc. *	7,610	165,061
		914,216
Computers & Peripherals 0.85%
Network Appliance, Inc. *	7,000	252,210

Construction & Engineering 0.74%
McDermott International, Inc. *	4,040	219,978

Construction Materials 1.17%
Florida Rock Industries, Inc. #	3,490	196,208
Martin Marietta Materials, Inc.	1,410	150,912
		347,120
Containers & Packaging 0.49%
Ball Corp. #	3,310	145,077

Diversified Financial Services 3.22%
Chicago Mercantile Exchange, The	1,050	469,875
Moody's Corp.	4,470	319,426
Nasdaq Stock Market, Inc. *	4,080	163,363
		952,664
Electrical Equipment 1.84%
AMETEK, Inc.	5,270	236,939
Roper Industries, Inc.	6,320	307,342
		544,281
Electronic Equipment & Instruments 2.05%
Agilent Technologies, Inc. *	12,130	455,482
Itron, Inc. *	2,500	149,625
		605,107
Energy Equipment & Services 3.84%
Cooper Cameron Corp. *	3,380	148,990
Diamond Offshore Drilling, Inc.	2,620	234,490
Grant Prideco, Inc. *#	5,310	227,480
Helix Energy Solutions Group, Inc. *#	4,080	154,632
National Oilwell Varco, Inc. *	5,770	369,972
		1,135,564
Food & Staples Retailing 1.30%
Whole Foods Market, Inc.	5,780	384,023

Health Care Equipment & Supplies 2.91%
Dade Behring Holdings, Inc.	1,420	50,708
Intuitive Surgical, Inc. *	1,910	225,380
ResMed, Inc. *#	5,300	233,094
Thermo Electron Corp.	4,840	179,516
Varian Medical Systems, Inc.	3,030	170,165
		858,863
Health Care Providers & Services 6.24%
Cerner Corp. *	6,430	305,104
DaVita, Inc. *	3,710	223,379
Express Scripts, Inc. *	3,710	326,109
Humana, Inc. *#	3,760	197,964
Omnicare, Inc. #	3,810	209,512
Pharmaceutical Product Development, Inc.	5,830	201,776
Quest Diagnostics, Inc.	7,390	379,107
		1,842,951
Hotels, Restaurants & Leisure 4.88%
Scientific Games Corp. *	6,660	233,966
Starwood Hotels & Resorts Worldwide, Inc. #	8,140	551,317
Station Casinos, Inc. #	5,640	447,647
Wynn Resorts, Ltd. *#	2,720	209,032
		1,441,962
Household Durables 0.97%
Harman International Industries, Inc.	2,590	287,827

Insurance 0.81%
HCC Insurance Holdings, Inc. #	6,900	240,120

Internet & Catalog Retail 1.38%
Nutri/System, Inc. *#	6,080	288,922
VistaPrint, Ltd. *	4,010	119,699
		408,621
Internet Software & Services 4.13%
Akamai Technologies, Inc. *	13,250	435,793
aQuantive, Inc. *#	6,890	162,191
CNET Networks, Inc. *	16,000	227,360
Openwave Systems, Inc. *#	18,290	394,698
		1,220,042
IT Services 1.70%
Fidelity National Information Services, Inc.	4,740	192,207
Global Payments, Inc.	2,950	156,380
MPS Group, Inc. *#	10,070	154,071
		502,658
Machinery 2.25%
Joy Global, Inc.	6,590	393,884
Oshkosh Truck Corp.	4,350	270,744
		664,628
Media 1.46%
Getty Images, Inc. *	2,750	205,920
XM Satellite Radio Holdings, Inc. *	10,110	225,150
		431,070
Metals & Mining 0.80%
Allegheny Technologies, Inc.	3,840	234,931

Multiline Retail 0.90%
Nordstrom, Inc.	6,820	267,208

Oil & Gas Consumable Fuels 6.18%
CNX Gas Corp. *	2,700	70,200
CONSOL Energy, Inc.	3,690	273,650
Denbury Resources, Inc. *	5,120	162,150
Peabody Energy Corp.	4,300	216,763
Range Resources Corp.	14,590	398,453
Southwestern Energy Co. *	7,020	225,974
Sunoco, Inc.	3,710	287,785
Ultra Petroleum Corp. *	3,100	193,161
		1,828,136
Pharmaceuticals 4.10%
Allergan, Inc.	4,000	434,000
Barr Pharmaceuticals, Inc. *	3,600	226,728
Forest Laboratories, Inc. *	5,890	262,871
Shire Pharmaceuticals Group, PLC, ADR	6,230	289,633
		1,213,232
Real Estate 0.98%
CB Richard Ellis Group, Inc., Class A *	3,580	288,906

Road & Rail 0.50%
Landstar System, Inc. #	3,350	147,802

Semiconductors & Semiconductor Equipment 11.63%
Advanced Micro Devices, Inc. #	18,510	613,792
ASML Holding, NV *	11,030	224,681
Broadcom Corp. *#	14,085	607,909
KLA-Tencor Corp. #	7,520	363,667
Micron Technology, Inc.	20,820	306,470
Novellus Systems, Inc. *#	5,350	128,400
PMC-Sierra, Inc. *#	11,760	144,530
Silicon Laboratories, Inc. *	5,160	283,542
SiRF Technology Holdings, Inc. *#	3,800	134,558
Trident Microsystems, Inc. *	13,320	387,079
Varian Semiconductor Equipment Associates *	8,625	242,190
		3,436,818
Software 3.05%
International Game Technology #	10,700	376,854
Red Hat, Inc. *#	10,270	287,355
Salesforce.com, Inc. *#	6,540	237,598
		901,807
Specialty Retail 3.52%
Chico's FAS, Inc. *	6,840	277,978
Circuit City Stores-Circuit City Group #	4,520	110,650
GameStop Corp. *#	4,420	208,359
Urban Outfitters, Inc. *#	6,560	160,982
Williams-Sonoma, Inc. #	6,640	281,536
		1,039,505
Textiles, Apparel & Luxury Goods 1.91%
Coach, Inc. *#	16,300	563,654

Trading Companies & Distributors 1.48%
WESCO International, Inc. *#	6,450	438,665

Wireless Telecommunication Services 2.44%
Crown Castle International Corp. *	4,960	140,616
NII Holdings, Inc., Class B *#	9,830	579,675
		720,291

TOTAL COMMON STOCK (Cost $22,684,895)		29,178,026

	Principal Value
SECURITIES LENDING COLLATERAL 32.00%

Repurchase Agreements 7.98%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $2,360,890, collateralized by
5.250% Freddie Mac Notes, due 10/19/15, market value $2,359,195) **	$2,359,903	2,359,903

Short-Term Investments 24.02%
Citibank Investors Principal Preservation Trust I, 4.750% **	7,100,000	7,100,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $9,459,903)		9,459,903

TOTAL INVESTMENTS (Cost $32,144,798)	130.70%	38,637,929
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $9,459,903)	(30.70%)	(9,076,129)

TOTAL NET ASSETS	100.00%	$29,561,800

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $9,079,029 at March 31, 2006.
# All or a portion of this security is on loan.
ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MID-CAP VALUE PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 98.72%

Aerospace & Defense 3.42%
Alliant Techsystems, Inc. *	6,700	$517,039
Goodrich Corp.	25,500	1,112,055
		1,629,094
Airlines 0.50%
Continental Airlines, Inc., Class B *	8,800	236,720

Auto Components 3.05%
American Axle & Manufacturing Holdings, Inc.	18,100	310,053
BorgWarner, Inc.	7,800	468,312
Compagnie Generale des Etablissements Michelin, Class B	6,965	437,051
TRW Automotive Holdings Corp. *	10,300	239,990
		1,455,406
Biotechnology 1.32%
Theravance, Inc. *	22,500	630,900

Building Products 0.89%
American Standard Companies, Inc.	9,900	424,314

Capital Markets 2.92%
Affiliated Managers Group, Inc. *	6,400	682,304
Apollo Investment Corp.	39,900	710,619
		1,392,923
Chemicals 4.66%
Albemarle Corp.	8,200	371,870
Chemtura Corp.	11,200	131,936
Cytec Industries, Inc.	14,900	894,149
Engelhard Corp.	12,000	475,320
Huntsman Corp. *	18,200	351,260
		2,224,535
Commercial Banks 2.02%
City National Corp.	1,900	145,901
Huntington Bancshares, Inc.	19,700	475,361
UnionBanCal Corp.	4,900	343,784
		965,046
Commercial Services & Supplies 2.61%
R.R. Donnelley & Sons Co.	19,300	631,496
United Stationers, Inc.	11,600	615,960
		1,247,456
Communications Equipment 0.93%
Arris Group, Inc. *	32,100	441,696

Computers & Peripherals 2.10%
NCR Corp. *	12,600	526,554
QLogic Corp. *	9,800	189,630
Seagate Technology	10,800	284,364
		1,000,548
Construction & Engineering 1.00%
URS Corp.	11,900	478,975

Containers & Packaging 3.50%
Pactiv Corp. *	42,200	1,035,588
Smurfit-Stone Container Corp. *	13,400	181,838
Temple-Inland, Inc.	10,100	449,955
		1,667,381
Diversified Financial Services 1.97%
CIT Group, Inc.	17,600	941,952

Diversified Telecommunication Services 0.41%
Citizens Communications Co.	14,700	195,069

Electric Utilities 2.53%
Northeast Utilities	12,100	236,313
PPL Corp.	33,000	970,200
		1,206,513
Electrical Equipment 1.72%
Acuity Brands, Inc.	13,500	540,000
GrafTech International, Ltd. *	46,300	282,430
		822,430
Electronic Equipment & Instruments 5.64%
Arrow Electronics, Inc.	34,700	1,119,769
Flextronics International, Ltd. *	44,800	463,680
Tektronix, Inc.	18,700	667,777
Vishay Intertechnology, Inc. *	30,775	438,236
		2,689,462
Energy Equipment & Services 0.53%
SBM Offshore, NV	2,527	253,067

Food Products 3.22%
Bunge, Ltd.	9,100	506,961
Ralcorp Holdings, Inc.	5,800	220,690
Smithfield Foods, Inc. *	17,800	522,252
Tyson Foods, Inc.	20,800	285,792
		1,535,695
Gas Utilities 0.59%
UGI Corp.	13,400	282,338

Health Care Equipment & Supplies 1.29%
Cooper Companies, Inc., The	11,400	615,942

Health Care Providers & Services 1.51%
Coventry Health Care, Inc. *	1,750	94,465
IMS Health, Inc.	24,200	623,634
		718,099
Hotels, Restaurants & Leisure 2.97%
CBRL Group, Inc.	16,200	711,342
Ruby Tuesday, Inc.	22,000	705,760
		1,417,102
Household Durables 1.58%
Black & Decker Corp., The	3,300	286,737
Newell Rubbermaid, Inc.	18,600	468,534
		755,271
Industrial Conglomerates 2.18%
Carlisle Companies, Inc.	4,900	400,820
Walter Industries, Inc.	9,600	639,552
		1,040,372
Insurance 6.86%
Ambac Financial Group, Inc.	14,900	1,186,040
Everest Re Group, Ltd.	5,800	541,546
Platinum Underwriter Holdings, Ltd.	14,000	407,400
Reinsurance Group of America, Inc.	15,100	714,079
UnumProvident Corp.	20,600	421,888
		3,270,953
IT Services 1.37%
BearingPoint, Inc. *	36,900	313,281
Unisys Corp. *	49,200	338,988
		652,269
Machinery 5.17%
Kennametal, Inc.	10,700	654,198
Parker-Hannifin Corp.	10,000	806,100
Terex Corp.	5,900	467,516
Trinity Industries, Inc.	9,900	538,461
		2,466,275
Media 4.61%
Cinram International, Inc.	47,800	1,184,142
R.H. Donnelley Corp. *	17,401	1,013,260
		2,197,402
Metals & Mining 1.77%
Grupo IMSA, SA de CV, Series UBC	56,700	194,148
Inco, Ltd.	13,000	648,570
		842,718
Multi-Utilities & Unregulated Power 1.31%
Wisconsin Energy Corp.	15,600	623,844

Oil & Gas Consumable Fuels 2.85%
Arch Coal, Inc.	5,600	425,264
Newfield Exploration Co. *	9,800	410,620
Noble Energy, Inc.	11,900	522,648
		1,358,532
Pharmaceuticals 4.71%
Barr Pharmaceuticals, Inc. *	9,200	579,416
Endo Pharmaceuticals Holdings, Inc. *	37,400	1,227,094
Impax Laboratories, Inc. *	43,900	438,561
		2,245,071
Real Estate 1.27%
CB Richard Ellis Group, Inc., Class A *	1,600	129,120
KKR Financial Corp., REIT	21,200	475,516
		604,636
Road & Rail 1.04%
YRC Worldwide, Inc. *	13,100	498,586

Semiconductors & Semiconductor Equipment 5.10%
Fairchild Semiconductor International, Inc. *	44,000	839,080
Lam Research Corp. *	11,100	477,300
MEMC Electronic Materials, Inc. *	11,800	435,656
Varian Semiconductor Equipment Associates *	24,300	682,344
		2,434,380
Software 1.20%
Reynolds & Reynolds Co., The, Class A	20,200	573,680

Specialty Retail 3.11%
Foot Locker, Inc.	37,400	893,112
Office Depot, Inc. *	15,900	592,116
		1,485,228
Textiles, Apparel & Luxury Goods 0.93%
Fossil, Inc. *	5,600	104,048
V.F. Corp.	6,000	341,400
		445,448
Thrifts & Mortgage Finance 2.36%
IndyMac Bancorp, Inc.	2,000	81,860
Radian Group, Inc.	8,200	494,050
Webster Financial Corp.	11,300	547,598
		1,123,508

TOTAL COMMON STOCK (Cost $38,656,007)		47,090,836

TOTAL INVESTMENTS (Cost $38,656,007)	98.72%	47,090,836
OTHER ASSETS, LESS LIABILITIES	1.28%	608,747

TOTAL NET ASSETS	100.00%	$47,699,583

LEGEND
* Non-income producing security.
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL COMPANY PORTFOLIO
MARCH 31, 2006
	Shares	Market Value

COMMON STOCK 95.93%

Aerospace & Defense 3.27%
Aviall, Inc. *#	17,720	$674,778
BE Aerospace, Inc. *	30,100	756,112
Hexcel Corp. *#	37,000	812,890
TransDigm Group, Inc. *#	13,400	345,050
		2,588,830
Auto Components 0.71%
LKQ Corp. *#	27,000	561,870

Biotechnology 4.52%
Alkermes, Inc. *#	25,400	560,070
BioMarin Pharmaceutical, Inc. *	36,500	489,830
Coley Pharmaceutical Group *#	14,500	219,675
CV Therapeutics, Inc. *	18,400	406,272
Illumina, Inc. *	24,880	590,900
Nektar Therapeutics *#	54,700	1,114,783
Origin Agritech, Ltd. *#	11,100	190,476
		3,572,006
Capital Markets 3.00%
Calamos Asset Management, Inc. #	20,700	774,180
Jefferies Group, Inc. #	11,800	690,300
optionsXpress Holdings, Inc.	12,200	354,776
Thomas Weisel Partners Group, Inc. *#	25,300	554,070
		2,373,326
Commercial Banks 3.27%
PrivateBancorp, Inc. #	15,100	626,499
SVB Financial Group *#	11,530	611,667
State National Bancshares, Inc. #	11,500	313,375
United Community Banks, Inc.	13,510	380,307
Western Alliance Bancorp *	17,600	653,840
		2,585,688
Commercial Services & Supplies 4.31%
Administaff, Inc. #	14,830	806,159
Corporate Executive Board Co., The	5,970	602,373
CoStar Group, Inc. *	10,961	568,766
CRA International, Inc. *	7,840	386,198
FTI Consulting, Inc. *	23,700	676,161
Healthcare Services Group, Inc.	17,108	365,427
Labor Ready, Inc. *#	100	2,395
		3,407,479
Communications Equipment 5.31%
Exfo Electro-Optical Engineering, Inc. *	69,760	549,011
Finisar Corp. *	145,000	717,750
Foundry Networks, Inc. *#	65,400	1,187,664
Plantronics, Inc. #	20,500	726,315
Redback Networks, Inc. *#	47,032	1,020,124
		4,200,864
Computers & Peripherals 0.07%
Synaptics, Inc. *#	2,500	54,975

Consumer Finance 0.80%
Nelnet, Inc. *#	15,200	633,080

Diversified Consumer Services 0.98%
Strayer Education, Inc.	7,600	777,176

Diversified Financial Services 1.60%
Financial Federal Corp.	11,930	349,549
IntercontinentalExchange, Inc. *	13,300	918,365
		1,267,914
Diversified Telecommunication Services 0.77%
NeuStar, Inc. *	19,500	604,500

Electrical Equipment 1.56%
Color Kinetics, Inc. *#	30,210	639,848
Encore Wire Corp. *#	17,600	596,288
		1,236,136
Electronic Equipment & Instruments 2.83%
Anixter International, Inc. #	11,900	568,582
Littlefuse, Inc. *	18,400	627,992
Multi-Fineline Electronix, Inc. *#	7,700	450,373
NovAtel, Inc. *	16,080	592,870
		2,239,817
Energy Equipment & Services 5.28%
Dril-Quip, Inc. *#	4,900	347,165
Helix Energy Solutions Group, Inc. *	15,400	583,660
Hydril Co. *#	9,900	771,705
Oil States International, Inc. *	11,100	409,035
Superior Energy Services, Inc. *	23,600	632,244
TETRA Technologies, Inc. *	13,750	646,800
Todco #	11,600	457,156
W-H Energy Services, Inc. *#	7,420	330,116
		4,177,881
Food & Staples Retailing 0.89%
United Natural Foods, Inc. *	20,100	702,897

Health Care Equipment & Supplies 7.08%
ArthroCare Corp. *#	16,730	800,029
Hologic, Inc. *#	14,800	819,180
Intuitive Surgical, Inc. *	7,722	911,196
LifeCell Corp. *	27,800	626,890
Meridian Bioscience, Inc. #	24,910	672,072
Nuvasive, Inc. *#	29,790	561,542
Palamor Medical Technologies, Inc. *#	15,727	526,068
Somanetics Corp. *#	11,850	261,648
Ventana Medical Systems, Inc. *	10,100	421,877
		5,600,502
Health Care Providers & Services 5.05%
Healthways, Inc. *#	12,000	611,280
PRA International *	15,600	386,724
Sierra Health Services *#	16,000	651,200
Symbion, Inc.	16,549	374,835
Vital Images, Inc. *#	15,900	541,872
WebMD Health Corp. *#	15,900	662,076
Wellcare Health Plans, Inc. *#	16,770	762,029
		3,990,016
Hotels, Restaurants & Leisure 1.90%
Cosi, Inc. *	29,747	326,920
Scientific Games Corp. *#	33,500	1,176,855
		1,503,775
Household Durables 0.30%
iRobot Corp. *#	8,550	237,690

Industrial Conglomerates 0.75%
Carlisle Companies, Inc.	7,200	588,960

Insurance 0.86%
North Pointe Holdings Corp. *	23,610	295,125
ProAssurance Corp. *	7,460	387,920
		683,045
Internet & Catalog Retail 2.68%
Coldwater Creek, Inc. *#	34,028	945,978
Netflix, Inc. *#	20,400	591,396
Stamps.com, Inc. #	16,500	581,790
		2,119,164
Internet Software & Services 8.16%
Baidu.com, Inc. *	10,200	571,914
DealerTrack Holdings, Inc. *	21,942	467,584
Digital Insight Corp. *	18,500	673,400
Equinix, Inc. *	11,560	742,383
Knot, Inc., The *#	32,310	584,811
LivePerson, Inc. *	59,400	430,056
Openwave Systems, Inc. *#	33,320	719,046
Sohu.com, Inc. *	33,900	904,791
Traffic.com, Inc. *#	24,700	206,245
WebEx Communications, Inc. *#	34,300	1,154,881
		6,455,111
IT Services 1.42%
Euronet Worldwide, Inc. *#	19,200	726,336
TALX Corp. #	13,990	398,435
		1,124,771
Machinery 3.57%
A.S.V., Inc. *#	19,500	628,290
Bucyrus International, Inc. #	15,300	737,307
Gehl Co. *	13,685	453,247
Greenbrier Companies, Inc., The	8,300	332,415
Wabtec, Inc.	20,700	674,820
		2,826,079
Media 1.33%
Morningstar, Inc. *	23,500	1,052,095

Oil & Gas Consumable Fuels 1.98%
Denbury Resources, Inc. *	17,300	547,891
Encore Acquisition Co. *#	12,600	390,600
EXCO Resources, Inc. *	12,200	152,866
Foundation Coal Holdings, Inc.	11,500	473,110
		1,564,467
Pharmaceuticals 0.71%
POZEN, Inc. *	33,780	564,126

Road & Rail 1.32%
Landstar System, Inc. #	17,770	784,012
USA Truck, Inc. *	10,500	258,510
		1,042,522
Semiconductors & Semiconductor Equipment 5.49%
ATMI, Inc. *#	15,600	471,120
Mindspeed Technologies, Inc. *#	144,800	576,304
Monolithic Power Systems *#	38,600	719,504
Power Integrations, Inc. *#	12,200	302,316
SiRF Technology Holdings, Inc. *#	14,300	506,363
Trident Microsystems, Inc. *	18,212	529,241
Varian Semiconductor Equipment Associates *	17,700	497,016
Zoran Corp. *#	33,800	739,544
		4,341,408
Software 7.95%
Blackboard, Inc. *#	9,450	268,475
Concur Technologies, Inc. *	45,000	833,850
FactSet Research Systems, Inc. #	26,000	1,153,100
Informatica Corp. *#	59,700	928,335
Nuance Communications, Inc. *#	66,900	790,089
The9 Ltd., ADR *	15,700	467,075
THQ, Inc. *#	25,000	647,250
Transaction Systems Architects, Inc. *#	10,050	313,661
Witness Systems, Inc. *	34,740	882,396
		6,284,231
Specialty Retail 2.93%
Aeropostale, Inc. *	19,600	591,136
Dress Barn, Inc., The *#	6,900	330,855
Hibbett Sporting Goods, Inc. *#	21,417	706,547
Volcom, Inc. *#	12,880	457,626
Zumiez, Inc. *	3,830	234,013
		2,320,177
Textiles, Apparel & Luxury Goods 1.29%
Crocs, Inc. *#	25,400	638,810
True Religion Apparel, Inc. *#	20,500	378,635
		1,017,445
Trading Companies & Distributors 1.99%
Beacon Roofing Supply, Inc. *	20,500	833,120
H&E Equipment Services, Inc. *	25,360	738,483
		1,571,603

TOTAL COMMON STOCK (Cost $65,349,163)		75,871,626

	Principal Value
SECURITIES LENDING COLLATERAL 33.09%

Repurchase Agreements 1.10%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $868,596, collateralized by
5.250% Freddie Mac Notes, due 10/19/15, market value $867,983) **	$868,243	868,243

Short-Term Investments 31.99%
Citibank Investors Principal Preservation Trust I, 4.750% **	25,300,000	25,300,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $26,168,243)		26,168,243

TOTAL INVESTMENTS (Cost $91,517,406)	129.02%	102,039,869
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $26,168,243)	(29.02%)	(22,951,228)

TOTAL NET ASSETS	100.00%	$79,088,641

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $25,241,481 at March 31, 2006.
# All or a portion of this security is on loan.
ADR - American Depositary Receipt

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
SMALL-CAP VALUE PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 95.65%

Aerospace & Defense 2.17%
Armor Holdings, Inc. *#	20,300	$1,183,287

Auto Components 0.12%
Bandag, Inc., Class A	1,900	67,906

Biotechnology 1.95%
Charles River Laboratories International, Inc. *	21,700	1,063,734

Building Products 2.70%
NCI Building Systems, Inc. *#	18,900	1,129,653
Simpson Manufacturing Company, Inc.	7,900	342,070
		1,471,723
Capital Markets 1.72%
Waddell & Reed Financial, Inc., Class A #	40,600	937,860

Chemicals 0.91%
Arch Chemicals, Inc.	16,400	498,560

Commercial Banks 4.56%
Chemical Financial Corp.	17,630	569,625
Chittenden Corp.	17,275	500,457
Cullen/Frost Bankers, Inc.	9,700	521,375
First Charter Corp.	10,400	256,880
UMB Financial Corp.	600	42,138
Westamerica Bancorporation #	11,400	591,888
		2,482,363
Commercial Services & Supplies 1.74%
Banta Corp.	12,200	634,156
Learning Tree International, Inc. *	25,992	315,023
		949,179
Communications Equipment 5.47%
Dycom Industries, Inc. *	32,400	688,500
Inter-Tel, Inc. #	30,400	651,776
Plantronics, Inc. #	20,300	719,229
SafeNet, Inc. *#	34,700	918,856
		2,978,361
Construction Materials 3.00%
Eagle Materials, Inc. #	11,500	733,240
Eagle Materials, Inc., Class B	14,100	899,439
		1,632,679
Diversified Consumer Services 1.92%
Steiner Leisure, Ltd., ADR *	25,900	1,048,950

Electric Utilities 1.75%
El Paso Electric Co. *	27,700	527,408
MGE Energy, Inc. #	12,800	424,704
		952,112
Electrical Equipment 2.15%
Acuity Brands, Inc.	16,800	672,000
AMETEK, Inc. #	11,100	499,056
		1,171,056
Electronic Equipment & Instruments 4.31%
Benchmark Electronics, Inc. *#	23,300	893,555
Electro Scientific Industries, Inc. *	36,500	807,745
Global Imaging Systems, Inc. *	17,100	649,458
		2,350,758
Energy Equipment & Services 1.19%
Superior Energy Services, Inc. *	24,200	648,318

Food Products 1.21%
Lance, Inc. #	29,300	659,250

Gas Utilities 1.79%
UGI Corp.	46,400	977,648

Health Care Equipment & Supplies 4.34%
Arrow International, Inc. #	17,034	556,501
Merit Medical Systems, Inc. *	30,200	362,702
Orthofix International, NV *	17,370	691,673
Sybron Dental Specialties, Inc. *#	18,300	754,692
		2,365,568
Health Care Providers & Services 4.82%
ICON, PLC, ADR *	19,900	972,911
Option Care, Inc. #	42,350	598,829
SFBC International, Inc. *#	43,200	1,053,216
		2,624,956
Hotels, Restaurants & Leisure 0.96%
Ryan's Restaurant Group, Inc. *	35,900	520,550

Insurance 2.14%
Hanover Insurance Group, Inc., The #	12,300	644,766
Infinity Property & Casualty Corp. #	12,500	521,750
		1,166,516
IT Services 1.47%
eFunds Corp. *	29,400	759,696
Gevity HR, Inc.	1,600	39,136
		798,832
Machinery 5.48%
Briggs & Stratton Corp. #	28,900	1,022,193
CLARCOR, Inc. #	17,200	612,320
Lincoln Electric Holdings, Inc. #	14,100	761,259
Mueller Industries, Inc.	600	21,414
Wabtec, Inc. #	17,400	567,240
		2,984,426
Media 6.55%
ADVO, Inc. #	27,000	864,000
Arbitron, Inc. #	18,300	618,906
Carmike Cinemas, Inc. #	23,800	574,294
Journal Communications, Inc.	52,400	649,760
World Wrestling Entertainment, Inc.	51,000	861,900
		3,568,860
Metals & Mining 1.59%
Birch Mountain Resources, Ltd. *#	117,400	866,412

Oil & Gas Consumable Fuels 5.49%
Berry Petroleum Co.	11,600	794,020
Brigham Exploration Co. *	13,300	116,508
Gasco Energy, Inc. *#	70,700	395,920
Petroleum Development Corp. *#	17,500	793,800
World Fuel Services Corp. #	22,000	889,680
		2,989,928
Paper & Forest Products 2.80%
Glatfelter	51,900	951,327
Wausau-Mosinee Paper Corp. #	40,400	572,468
		1,523,795
Personal Products 0.70%
Chattem, Inc. *	10,100	380,265

Real Estate 8.30%
Cresent Real Estate Equities Co., REIT #	38,400	809,088
Pennsylvania Real Estate Investment Trust, REIT #	16,500	726,000
Post Properties, Inc., REIT #	20,300	903,350
Sun Communities, Inc., REIT #	18,200	643,370
Tanger Factory Outlet Centers, Inc., REIT #	19,000	653,790
Trammell Crow Co. *	22,100	788,086
		4,523,684
Road & Rail 1.55%
Florida East Coast Industries, Inc. #	15,700	846,230

Semiconductors & Semiconductor Equipment 6.30%
Advanced Energy Industries, Inc. *	53,600	757,368
AMIS Holdings, Inc. *#	51,200	463,872
DSP Group, Inc. *#	36,800	1,067,568
Micrel, Inc. *#	77,100	1,142,622
		3,431,430
Textiles, Apparel & Luxury Goods 2.99%
Oxford Industries, Inc. #	12,000	613,560
Warnaco Group, Inc., The *#	42,400	1,017,600
		1,631,160
Thrifts & Mortgage Finance 1.51%
Brookline Bancorp, Inc. #	29,000	449,210
Provident Financial Services, Inc.	20,800	376,480
		825,690

TOTAL COMMON STOCK (Cost $40,690,515)		52,122,046

	Principal Value
SECURITIES LENDING COLLATERAL 31.06%

Repurchase Agreements 3.17%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $1,726,617, collateralized by
6.250% Freddie Mac Notes, due 04/07/21, market value $1,713,962) **	$1,725,916	1,725,916

Short-Term Investments 27.89%
Citibank Investors Principal Preservation Trust I, 4.750% **	15,200,000	15,200,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,925,916)		16,925,916

TOTAL INVESTMENTS (Cost $57,616,431)	126.71%	69,047,962
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $16,925,916)	(26.71%)	(14,557,479)

TOTAL NET ASSETS	100.00%	$54,490,483

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $16,296,953 at March 31, 2006.
# All or a portion of this security is on loan.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
INTERNATIONAL EQUITY PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 96.81%

Australia 1.41%
CSL, Ltd.	20,156	$786,176

Austria 1.99%
Erste Bank der oesterreichischen Sparkassen, AG	15,485	911,897
Erste Bank der oesterreichischen Sparkassen, AG, Series 144A *†	3,485	202,487
		1,114,384
Brazil 3.26%
Gafisa, SA *	21,542	229,255
Gafisa, SA, Series 144A *†	1,775	18,890
Petroleo Brasilieiro, SA, ADR #	9,472	820,938
Uniao de Bancos Brasileiros, SA, ADR	10,191	753,217
		1,822,300
Canada 8.63%
Canadian National Railway Co.	36,316	1,644,388
Shoppers Drug Mart Corp.	40,080	1,527,135
Talisman Energy, Inc.	31,049	1,650,659
		4,822,182
China 0.06%
Shanghai Electric Group Company, Ltd. *	77,756	32,816

France 7.68%
JC Decaux, SA	20,855	563,587
LVMH Moet Hennessy Louis Vuitton, SA	9,859	965,259
Vallourec, SA	1,071	1,033,023
Vallourec, SA, Series 144A †	369	355,916
Veolia Environnement	24,730	1,371,628
		4,289,413
Germany 8.00%
Continental, AG	20,453	2,253,716
Hypo Real Estate Holding, AG	24,767	1,699,490
Metro, AG	10,044	515,145
		4,468,351
Hong Kong 3.57%
CNOOC, Ltd., ADR #	6,588	515,050
Espirit Holdings, Ltd.	89,500	696,633
Shangri-La Asia, Ltd.	482,369	780,130
		1,991,813
India 1.79%
ICICI Bank, Ltd., ADR	36,043	997,670

Ireland 0.99%
Anglo Irish Bank Corporation, PLC	33,778	555,949

Japan 21.44%
Advantest Corp.	4,800	570,760
Credit Saison Company, Ltd.	16,600	915,891
Fanuc, Ltd.	6,159	591,419
Leopalace21 Corp.	19,835	743,035
Marubeni Corp.	110,000	574,286
Misawa Homes Holdings, Inc. *	9,000	450,801
Mitsubishi Tokyo Financial Group, Inc.	82	1,250,953
Murata Manufacturing Company, Ltd.	8,400	567,404
Nippon Electric Glass Company, Ltd.	39,000	968,472
Sega Sammy Holdings, Inc.	26,989	1,093,376
Sumitomo Realty & Development Company, Ltd.	33,000	911,772
Seiyu, Ltd., The *#	330,000	878,210
Toyota Motor Corp.	24,200	1,318,807
Yamada Denki Company, Ltd.	9,900	1,138,596
		11,973,782
Mexico 8.95%
America Movil, SA de CV, Series L, ADR	62,234	2,132,137
Cemex, SA de CV, ADR #	35,592	2,323,446
Grupo Televisa, SA, ADR	27,456	546,374
		5,001,957
Norway 1.14%
Stolt Offshore, SA *	40,629	637,643

Singapore 1.62%
Capitaland, Ltd.	302,000	903,275

South Korea 1.95%
Samsung Electronics Company, Ltd.	1,680	1,089,281

Sweden 3.77%
Telefonaktiebolaget LM Ericsson, ADR #	55,837	2,106,174

Switzerland 12.88%
ABB, Ltd.	113,202	1,424,878
Lonza Group, AG #	20,008	1,367,905
Roche Holding, AG	7,113	1,056,418
Syngenta, AG *	9,996	1,401,230
UBS, AG	17,735	1,943,264
		7,193,695
United Kingdom 7.68%
Carphone Warehouse Group, PLC, The	114,051	611,305
Diageo, PLC	71,815	1,129,233
Enterprise Inns, PLC	71,959	1,188,291
Reckitt Benckiser, PLC	38,708	1,360,319
		4,289,148

TOTAL COMMON STOCK (Cost $44,202,599)		54,076,009

PUT OPTIONS 0.00%

Switzerland 0.00%
Syngenta, AG, Put Option, exp. 05/23/06	2,143	2,689

TOTAL PUT OPTIONS (Cost $0)		2,689

	Principal Value
SECURITIES LENDING COLLATERAL 11.12%

Repurchase Agreements 2.71%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $1,114,235, collateralized by
5.875% Freddie Mac Notes, due 03/21/11, market value $1,138,374) **	$1,113,782	1,113,782

Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $398,166, collateralized by
4.550% Fannie Mae Notes, due 11/18/08, market value $397,244) **	398,000	398,000
		1,511,782
Short-Term Investments 8.41%
Citibank Investors Principal Preservation Trust I, 4.750% **	4,700,000	4,700,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,211,782)		6,211,782

TOTAL INVESTMENTS (Cost $50,414,381)	107.93%	60,290,480
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $6,211,782)	(7.93%)	(4,432,164)

TOTAL NET ASSETS	100.00%	$55,858,316

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $5,929,286 at March 31, 2006.
# All or a portion of this security is on loan.
† Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
WORLD GROWTH STOCK PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 97.51%

Bermuda 2.51%
Ace, Ltd.	23,980	$1,247,200
Tyco International, Ltd.	40,320	1,083,802
XL Capital, Ltd.	18,540	1,188,599
		3,519,601
Canada 1.82%
Alcan, Inc.	24,120	1,104,690
BCE, Inc.	59,880	1,443,875
		2,548,565
Finland 3.80%
KCI Konecranes Oyj #	109,240	1,877,294
Stora Enso Oyj, Class R	113,090	1,738,162
UPM-Kymmene Oyj #	72,910	1,720,616
		5,336,072
France 6.40%
Accor, SA	21,770	1,253,297
Axa	38,470	1,348,289
France Telecom, SA, ADR	66,300	1,490,424
Sanofi-Aventis	21,766	2,067,810
Suez, SA	34,850	1,371,562
Total, SA	5,500	1,449,050
		8,980,432
Germany 5.62%
BASF, AG	17,700	1,385,497
Bayerische Motoren Werke (BMW), AG	28,700	1,580,358
Deutsche Post, AG	70,300	1,755,160
E.On, AG	14,490	1,593,146
Siemens, AG, ADR	16,840	1,568,983
		7,883,144
Hong Kong 2.43%
Cheung Kong (Holdings), Ltd.	73,000	773,754
Hutchison Whampoa, Ltd.	160,800	1,474,364
Swire Pacific, Ltd.	118,500	1,159,818
		3,407,936
Israel 0.38%
Check Point Software Technologies, Ltd. *	26,740	535,335

Italy 2.65%
Unicredito Italiano, SpA	232,699	1,679,837
ENI, SpA	71,900	2,043,098
		3,722,935
Japan 9.34%
Fuji Photo Film Company, Ltd.	40,800	1,358,963
Hitachi, Ltd.	188,000	1,327,265
KDDI Corp.	200	1,066,192
Konica Minolta Holdings, Inc.	67,500	859,268
Mabuchi Motor Company, Ltd. #	15,700	806,356
NEC Corp.	94,000	658,852
Nintendo Company, Ltd.	9,700	1,446,902
Nippon Telegraph & Telephone Corp.	344	1,472,326
Nomura Holdings, Inc.	70,500	1,568,459
Sony Corp.	22,600	1,043,902
Takeda Pharmaceutical Company, Ltd.	26,400	1,501,348
		13,109,833
Mexico 1.02%
Telefonos de Mexico, SA de CV, ADR	63,520	1,427,930

Netherlands 5.86%
Akzo Nobel, NV	26,270	1,392,186
ING Groep, NV	56,540	2,230,672
Koninklijke (Royal) Philips Electronics, NV	57,280	1,933,365
Reed Elsevier, NV	94,800	1,357,236
Wolters Kluwer, NV, CVA	52,470	1,306,829
		8,220,288
Norway 1.16%
Telenor, ASA	151,060	1,622,717

Portugal 0.84%
Portugal Telecom, SGPS, SA	96,940	1,174,355

Singapore 1.07%
DBS Group Holdings, Ltd.	67,337	678,280
Venture Corporation, Ltd.	105,000	830,552
		1,508,832
South Korea 4.60%
Kookmin Bank	20,650	1,783,085
KT Corp., ADR	51,580	1,098,654
Samsung Electronics Company, Ltd.	4,047	2,624,000
SK Telecom Company, Ltd., ADR	40,600	957,754
		6,463,493
Spain 4.91%
Banco Santander Central Hispano, SA	137,800	2,005,450
Iberdrola, SA	49,700	1,602,333
Repsol, SA	65,539	1,859,172
Telefonica, SA	90,896	1,424,547
		6,891,502
Sweden 2.09%
Nordea, AB	150,600	1,859,868
Securitas, AB, Class B #	56,090	1,079,526
		2,939,394
Switzerland 3.03%
Nestle, SA	4,880	1,445,068
Swiss Re	20,100	1,401,109
UBS, AG	12,870	1,410,195
		4,256,372
Taiwan 0.92%
Chunghwa Telecom Company, Ltd., ADR	32,000	626,880
Compal Electronics, Inc., GDR, Series 144A †	130,280	665,366
		1,292,246
United Kingdom 17.99%
Amvescap, PLC	67,650	630,148
BAE Systems, PLC	235,410	1,718,105
Boots Group, PLC	72,620	906,333
BP Amoco, PLC, ADR	11,700	806,598
British Sky Broadcasting Group, PLC	147,600	1,382,550
Cadbury Schweppes, PLC	138,710	1,376,273
Compass Group, PLC	344,900	1,365,541
GlaxoSmithKline, PLC	82,100	2,143,287
HSBC Holdings, PLC	68,000	1,138,314
Pearson, PLC	61,270	848,109
Rentokil Initial, PLC	324,500	878,092
Rolls-Royce Group, PLC	255,000	2,025,846
Royal Dutch Shell, PLC, Class B	45,140	1,465,778
Royal Bank of Scotland Group, PLC	44,730	1,453,240
Shire, PLC	82,920	1,270,769
Smiths Group, PLC	84,420	1,439,460
Standard Chartered, PLC	39,150	972,468
Unilever, PLC	153,520	1,568,487
Vodafone Group, PLC, ADR	88,720	1,854,248
		25,243,646
United States 19.07%
Abbott Laboratories	26,700	1,133,949
American International Group, Inc.	21,110	1,395,160
Aon Corp.	36,300	1,506,813
Avaya, Inc. *	101,360	1,145,368
Bank of America Corp.	27,200	1,238,688
BMC Software, Inc. *	19,810	429,085
Boston Scientific Corp. *	50,930	1,173,937
Bristol-Myers Squibb Co.	61,770	1,520,160
Cadence Design Systems, Inc. *	56,630	1,047,089
Comcast Corp., Class A Special *	65,040	1,698,845
DirecTV Group, Inc., The *	113,500	1,861,400
Dow Chemical Co., The	23,460	952,476
Electronic Data Systems Corp.	22,260	597,236
H&R Block, Inc.	51,600	1,117,140
Interpublic Group of Companies, Inc., The *	951	9,092
Maxtor Corp. *	143,000	1,367,080
Merck & Company, Inc.	19,840	698,963
Millipore Corp. *	14,100	1,030,146
Morgan Stanley	10,420	654,584
News Corporation, Inc., Class A	116,910	1,941,875
Pfizer, Inc.	63,060	1,571,455
Target Corp.	29,960	1,558,220
Tenet Healthcare Corp.	82,800	611,064
Time Warner, Inc.	30,000	503,700
		26,763,525

TOTAL COMMON STOCK (Cost $105,014,094)		136,848,153

PREFERRED STOCK 0.54%

Brazil 0.54%
Companhia Vale do Rio Doce, (CVRD), ADR	17,380	751,337

TOTAL PREFERRED STOCK (Cost $139,330)		751,337

	Principal Value
SECURITIES LENDING COLLATERAL 3.95%

Repurchase Agreements 0.32%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $447,445, collateralized by
3.160% Fannie Mae Notes, due 11/06/06, market value $443,135) **	$447,258	447,258

Short-Term Investments 3.63%
Citibank Investors Principal Preservation Trust I, 4.750% **	5,100,000	5,100,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,547,258)		5,547,258

TOTAL INVESTMENTS (Cost $110,700,682)	102.00%	143,146,748
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $5,547,258)	(2.00%)	(2,800,150)

TOTAL NET ASSETS	100.00%	$140,346,598

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $5,276,969 at March 31, 2006.
# All or a portion of this security is on loan.
† Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
HIGH YIELD BOND PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 0.62%

Auto Components 0.36%
Magna International, Inc. #	1,000	$75,690

Chemicals 0.00%
Sterling Chemicals, Inc. *	1	10

Media 0.18%
NTL, Inc. *#	1,296	37,726

Wireless Telecommunication Services 0.08%
Vodafone Group, PLC, ADR #	854	17,849

TOTAL COMMON STOCK (Cost $122,179)		131,275

PREFERRED STOCK 0.10%

Diversified Telecommunication Services 0.00%
PTV, Inc., 10.000%, due 01/10/23	1	2

Media 0.10%
Paxson Communications Corp., 14.250%, due 11/15/06	2	19,975

Real Estate 0.00%
HRPT Properties Trust, Series B	25	657

TOTAL PREFERRED STOCK (Cost $16,884)		20,634

CONVERTIBLE PREFERRED STOCK 0.82%

Automobiles 0.48%
General Motors Corp., Series B, 5.250%, due 03/06/32	6,271	101,841

Real Estate 0.34%
Mills Corp., The, Series 144A, 6.750%, due 12/31/49 †‡	100	73,963

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $183,837)		175,804

RIGHTS AND WARRANTS 0.00%

Chemicals 0.00%
Sterling Chemicals, Inc., Warrants, exp. 12/31/08 *§	1	0

Containers & Packaging 0.00%
Pliant Corp., Series 144A, Warrants, exp. 06/01/10 *†	20	0

Diversified Telecommunication Services 0.00%
Jazztel, PLC, Series 144A, Warrants, exp. 04/01/09 *†§	40	143

Media 0.00%
XM Satellite Radio, Inc., Warrants, exp. 03/15/10 *	30	690

TOTAL RIGHTS AND WARRANTS (Cost $0)		833

	Principal Value
CORPORATE BONDS 86.17%

Aerospace & Defense 1.84%
Argo-Tech Corp., 9.250%, due 06/01/11	$80,000	84,400
DRS Technologies, Inc., 7.625%, due 02/01/18	125,000	128,750
L-3 Communications Corp., 6.125%, due 01/15/14	70,000	68,075
L-3 Communications Corp., 5.875%, due 01/15/15	50,000	47,625
Transdigm, Inc., 8.375%, due 07/15/11	60,000	62,700
		391,550
Asset-Backed Securities 0.54%
Continental Airlines, Inc., Series 974B, 6.900%, due 01/02/17	16,431	15,437
Continental Airlines, Inc., Series 981B, 6.748%, due 03/15/17	16,811	15,551
Continental Airlines, Inc., Series 991B, 6.795%, due 08/02/18	32,997	31,323
Continental Airlines, Inc., Series 99-2, 7.566%, due 03/15/20	55,017	52,086
		114,397
Auto Components 1.92%
Cooper Standard Automotive, Inc., 8.375%, due 12/15/14	75,000	58,500
Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	180,000	182,700
Lear Corp., Series B, 8.110%, due 05/15/09 #	180,000	167,400
		408,600
Biotechnology 0.42%
Select Medical Corp., 7.625%, due 02/01/15	100,000	90,250

Building Products 0.64%
Nortek Holdings, Inc., Zero Coupon, Step-up, due 03/01/14	103,000	75,190
Nortek, Inc., 8.500%, due 09/01/14	60,000	61,050
		136,240
Chemicals 5.51%
ARCO Chemical Co., 9.800%, due 02/01/20	20,000	21,800
BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	40,000	44,300
Crystal U.S. Holdings 3, LLC, Series A, Zero Coupon, Step-up, due 10/01/14	20,000	15,600
Crystal U.S. Holdings 3, LLC, Series B, Zero Coupon, Step-up, due 10/01/14	170,000	131,750
Equistar Chemicals, LP, 10.125%, due 09/01/08	40,000	42,500
Equistar Chemicals, LP, 10.625%, due 05/01/11	40,000	43,300
Hercules, Inc., 6.750%, due 10/15/29	65,000	63,700
Huntsman International, LLC, 10.125%, due 07/01/09	66,000	67,650
Huntsman International, LLC, Series 144A, 7.375%, due 01/01/15 †	90,000	90,900
Johnsondiversey, Inc., Series B, 9.625%, due 05/15/12	125,000	128,281
Johnsondiversey Holdings, Inc., Zero Coupon, Step-up, due 05/15/13	102,000	88,230
KI Holdings, Inc., Zero Coupon, Step-up, due 11/15/14	113,000	81,925
Lyondell Chemical Co., 9.500%, due 12/15/08	23,000	23,920
Lyondell Chemical Co., 11.125%, due 07/15/12	65,000	71,338
Nalco Co., 7.750%, due 11/15/11	65,000	65,812
Nalco Co., 8.875%, due 11/15/13	140,000	145,600
Resolution Performance Products, LLC, 13.500%, due 11/15/10	45,000	48,094
		1,174,700
Commercial Services & Supplies 1.13%
Buhrmann US, Inc., 7.875%, due 03/01/15	90,000	91,125
Da-Lite Screen Company, Inc., 9.500%, due 05/15/11	50,000	53,500
Geo Group, Inc., The, 8.250%, due 07/15/13	95,000	96,425
		241,050
Communications Equipment 0.31%
Lucent Technologies, Inc., 5.500%, due 11/15/08	15,000	14,850
Lucent Technologies, Inc., 6.450%, due 03/15/29	30,000	27,075
Northern Telecom Capital, 7.875%, due 06/15/26	25,000	24,125
		66,050
Construction & Engineering 0.60%
Goodman Global Holding Company, Inc., 7.875%, due 12/15/12	130,000	128,375

Consumer Finance 5.58%
Ford Motor Credit Co., 4.950%, due 01/15/08	60,000	55,913
Ford Motor Credit Co., 6.625%, due 06/16/08	149,000	141,027
Ford Motor Credit Co., 5.625%, due 10/01/08	85,000	77,732
Ford Motor Credit Co., 5.800%, due 01/12/09	120,000	109,591
Ford Motor Credit Co., 8.625%, due 11/01/10	65,000	62,274
Ford Motor Credit Co., 7.000%, due 10/01/13	74,000	66,186
General Motors Acceptance Corp., 6.125%, due 01/22/08	135,000	128,250
General Motors Acceptance Corp., 5.850%, due 01/14/09	20,000	18,704
General Motors Acceptance Corp., 6.750%, due 12/01/14 #	306,000	275,463
General Motors Acceptance Corp., 8.000%, due 11/01/31	269,000	254,232
		1,189,372
Containers & Packaging 3.89%
Crown Americas, Inc., Series 144A, 7.750%, due 11/15/15 †	110,000	114,125
Graphic Packaging International Corp., 8.500%, due 08/15/11	10,000	9,900
Graphic Packaging International Corp., 9.500%, due 08/15/13 #	230,000	215,050
Greif Bros. Corp., 8.875%, due 08/01/12	65,000	69,225
Owens-Brockway Glass Containers, Inc., 8.875%, due 02/15/09	15,000	15,618
Owens-Brockway Glass Containers, Inc., 8.250%, due 05/15/13 #	185,000	193,325
Smurfit-Stone Container Corp., 8.250%, due 10/01/12	215,000	210,969
		828,212
Diversified Consumer Services 0.49%
Knowledge Learning Corporation, Inc., Series 144A, 7.750%, due 02/01/15 †‡	40,000	38,100
Service Corporation International, Series 144A, 7.500%, due 06/15/17 †	65,000	66,137
		104,237
Diversified Telecommunication Services 5.09%
Cincinnati Bell, Inc., 8.375%, due 01/15/14 #	100,000	101,625
Citizens Communications Co., 9.250%, due 05/15/11	90,000	98,775
Citizens Communications Co., 9.000%, due 08/15/31	115,000	122,906
GCI, Inc., 7.250%, due 02/15/14	45,000	44,213
Hawaiian Telcom Communications, Inc., Series 144A, 9.750%, due 05/01/13 †#	55,000	55,275
Hawaiian Telcom Communications, Inc., Series 144A, 12.500%, due 05/01/15 †	15,000	14,850
PanAmSat Holding Corp., 10.375%, Step-up, due 11/01/14	155,000	111,600
Qwest Capital Funding, Inc., 7.250%, due 02/15/11	80,000	81,100
Qwest Corp., 7.875%, due 09/01/11	80,000	85,400
Qwest Corp., 8.875%, due 03/15/12	110,000	122,925
Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	85,000	91,162
Verizon New York, Inc., Series B, 7.375%, due 04/01/32	94,000	95,343
Zeus Special Subsidiary, Ltd., Series 144A, Zero Coupon, Step-up, due 02/01/15 †	85,000	58,862
		1,084,036
Electric Utilities 1.89%
FirstEnergy Corp., Series B, 6.450%, due 11/15/11	40,000	41,389
Midwest Generation, LLC, 8.750%, due 05/01/34	115,000	124,488
Mission Energy Holding Co., 13.500%, due 07/15/08	60,000	68,850
Nevada Power Co., 6.500%, due 04/15/12	15,000	15,289
Nevada Power Co., 5.875%, due 01/15/15	40,000	39,253
Reliant Energy, Inc., 9.250%, due 07/15/10	70,000	70,088
Reliant Energy, Inc., 6.750%, due 12/15/14	15,000	13,237
Sierra Pacific Power Co., 6.250%, due 04/15/12	30,000	30,233
		402,827
Energy Equipment & Services 0.64%
GulfMark Offshore, Inc., 7.750%, due 07/15/14	65,000	66,300
Hanover Compressor Co., 9.000%, due 06/01/14	65,000	69,875
		136,175
Food & Staples Retailing 1.23%
Couche-Tard Financing Corp., 7.500%, due 12/15/13	110,000	112,750
Jean Coutu Group (PJC), Inc., 7.625%, due 08/01/12	55,000	53,488
Pathmark Stores, Inc., 8.750%, due 02/01/12	30,000	28,950
Rite Aid Corp., 8.125%, due 05/01/10	65,000	66,381
		261,569
Food Products 0.65%
B&G Foods Holdings Corp., 8.000%, due 10/01/11	50,000	51,875
Michael Foods, Inc., 8.000%, due 11/15/13 #	85,000	86,594
		138,469
Gas Utilities 0.19%
Transcontinental Gas Pipe Line Corp., Series B, 7.000%, due 08/15/11	40,000	41,400

Health Care Equipment & Supplies 0.69%
CDRV Investors, Inc., Zero Coupon, Step-up, due 01/01/15	145,000	98,600
Fisher Scientific International, Inc., 6.125%, due 07/01/15	50,000	48,812
		147,412
Health Care Providers & Services 5.00%
DaVita, Inc., 6.625%, due 03/15/13	40,000	39,900
DaVita, Inc., 7.250%, due 03/15/15	75,000	75,375
Extendicare Health Services, Inc., 6.875%, due 05/01/14	70,000	72,100
HCA, Inc., 7.875%, due 02/01/11	210,000	220,999
HCA, Inc., 6.375%, due 01/15/15 #	175,000	170,323
Omnicare, Inc., 6.875%, due 12/15/15	125,000	124,688
Psychiatric Solutions, Inc., 7.750%, due 07/15/15	60,000	61,050
Tenet Healthcare Corp., 9.875%, due 07/01/14	90,000	91,125
Tenet Healthcare Corp., Series 144A, 9.250%, due 02/01/15 †	40,000	40,100
Triad Hospitals, Inc., 7.000%, due 11/15/13	110,000	108,350
U.S. Oncology, Inc., 10.750%, due 08/15/14	55,000	60,087
		1,064,097
Hotels, Restaurants & Leisure 7.33%
Boyd Gaming Corp., 6.750%, due 04/15/14	95,000	94,763
Denny's Corp., 10.000%, due 10/01/12	50,000	51,625
Greektown Holdings, Series 144A, 10.750%, due 12/01/13 †	75,000	77,250
Majestic Star Casino, LLC, Series 144A, 9.750%, due 01/15/11 †	60,000	60,600
Mandalay Resort Group, 9.375%, due 02/15/10	60,000	65,100
MGM Mirage, 8.500%, due 09/15/10	85,000	90,950
MGM Mirage, 8.375%, due 02/01/11	140,000	147,700
MGM Mirage, Series 144A, 6.750%, due 04/01/13 †‡	65,000	64,675
MGM Mirage, 5.875%, due 02/27/14	30,000	28,275
MGM Mirage, Series 144A, 6.875%, due 04/01/16 †‡	55,000	54,519
Park Place Entertainment Corp., 8.875%, due 09/15/08	25,000	26,750
Park Place Entertainment Corp., 8.125%, due 05/15/11	105,000	114,188
Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	60,000	62,850
Royal Caribbean Cruises, Ltd., 6.875%, due 12/01/13	50,000	51,408
Six Flags, Inc., 9.750%, due 04/15/13	115,000	115,862
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	145,000	157,687
Station Casinos, Inc., 6.500%, due 02/01/14	65,000	64,269
Station Casinos, Inc., 6.875%, due 03/01/16	5,000	5,025
Trump Entertainment Resort, Inc., 8.500%, due 06/01/15	150,000	145,875
Wynn Las Vegas, LLC, 6.625%, due 12/01/14	85,000	82,556
		1,561,927
Household Durables 1.64%
Beazer Homes USA, Inc., 6.875%, due 07/15/15	70,000	66,500
Interface, Inc., 10.375%, due 02/01/10	55,000	60,225
Interface, Inc., 9.500%, due 02/01/14	10,000	10,250
Jarden Corp., 9.750%, due 05/01/12	50,000	51,625
Technical Olympic USA, Inc., 9.000%, due 07/01/10	20,000	20,500
Technical Olympic USA, Inc., 7.500%, due 03/15/11	10,000	9,100
Technical Olympic USA, Inc., 7.500%, due 01/15/15	45,000	38,812
WCI Communities, Inc., 7.875%, due 10/01/13	60,000	57,450
WCI Communities, Inc., 6.625%, due 03/15/15	40,000	35,400
		349,862
Independent Power Producers & Traders 4.11%
AES Corp., Series 144A, 8.750%, due 05/15/13 †	110,000	118,800
AES Corp., Series 144A, 9.000%, due 05/15/15 †	30,000	32,550
Allegheny Energy Supply Company, LLC, Series 144A, 8.250%, due 04/15/12 †	100,000	109,625
Dynegy Holdings, Series 144A, 8.375%, due 05/01/16 †‡	40,000	39,800
Mirant North America, LLC, Series 144A, 7.375%, due 12/31/13 †#	105,000	107,100
NRG Energy, Inc., 7.375%, due 02/01/16	215,000	219,569
TXU Corp., 5.550%, due 11/15/14	265,000	247,880
		875,324
Insurance 0.77%
Marsh & McLennan Companies, Inc., 5.750%, due 09/15/15	37,000	36,183
Unumprovident Corp., 7.625%, due 03/01/11	60,000	63,652
Unumprovident Corp., Series 144A, 6.850%, due 11/15/15 †	62,000	63,031
		162,866
IT Services 0.80%
Iron Mountain, Inc., 8.625%, due 04/01/13	35,000	36,400
Iron Mountain, Inc., 7.750%, due 01/15/15	45,000	45,338
SunGard Data Systems, Inc., Series 144A, 10.250%, due 08/15/15 †	85,000	89,462
		171,200
Leisure Equipment & Products 0.40%
Steinway Musical Instruments, Series 144A, 7.000%, due 03/01/14 †	85,000	85,000

Machinery 3.48%
AMSTED Industries, Inc., Series 144A, 10.250%, due 10/15/11 †‡	75,000	82,687
Case Corp., 7.250%, due 01/15/16	85,000	83,300
Case New Holland, Inc., 9.250%, due 08/01/11	80,000	85,400
Case New Holland, Inc., Series 144A, 7.125%, due 03/01/14 †	110,000	108,625
Graham Packaging Co., 9.875%, due 10/15/14	70,000	70,875
Milacron Escrow Corp., 11.500%, due 05/15/11	95,000	86,925
Terex Corp., Series B, 10.375%, due 04/01/11	70,000	73,850
Terex Corp., 9.250%, due 07/15/11	25,000	26,594
Terex Corp., 7.375%, due 01/15/14	60,000	61,500
Westinghouse Air Brake Technologies Corp., 6.875%, due 07/31/13	60,000	60,750
		740,506
Media 9.79%
Albritton Communications, Inc., 7.750%, due 12/15/12	106,000	106,530
AMC Entertainment, Inc., 9.500%, due 02/01/11 #	74,000	71,965
AMC Entertainment, Inc., 8.625%, due 08/15/12	40,000	41,800
AMC Entertainment, Inc., Series 144A, 11.000%, due 02/01/16 †	45,000	46,463
American Media Operations, Inc., 8.875%, due 01/15/11 #	80,000	68,400
Cablevision Systems - New York Group, 8.000%, due 04/15/12 #	55,000	53,625
CCH I Holdings, LLC, 9.920%, due 04/01/14 #	28,000	14,140
CCH I, LLC, 11.000%, due 10/01/15	235,000	195,344
CCO Holdings, LLC, 8.750%, due 11/15/13	30,000	29,175
Charter Communications Operating, LLC, Series 144A, 8.375%, due 04/30/14 †	30,000	29,925
CSC Holdings, Inc., Series B, 8.125%, due 08/15/09	105,000	108,412
CSC Holdings, Inc., Series 144A, 6.750%, due 04/15/12 †	55,000	53,763
Dex Media, Inc., Zero Coupon, Step-up, due 11/15/13	305,000	257,725
EchoStar DBS Corp., 6.375%, due 10/01/11	105,000	102,637
Frontiervision Holdings, LP, 11.000%, due 10/15/06 ***	55,000	78,100
Granite Broadcasting Corp., 9.750%, due 12/01/10	70,000	65,100
Lamar Media Corp., 7.250%, due 01/01/13	45,000	46,125
Lamar Media Corp., 6.625%, due 08/15/15	15,000	14,925
Mediacom, LLC/Mediacom Capital Corp., 9.500%, due 01/15/13	65,000	64,350
Medianews Group, Inc., 6.875%, due 10/01/13	110,000	102,300
Paxson Communications Corp., Series 144A, 10.777%,
Floating Rate, due 01/15/13 †	120,000	118,800
PRIMEDIA, Inc., 8.875%, due 05/15/11	65,000	63,375
PRIMEDIA, Inc., 8.000%, Step-up, due 05/15/13	30,000	27,450
R.H. Donnelley, Inc., Series 144A, 8.875%, due 01/15/16 †	95,000	98,800
Sirius Satellite Radio, Inc., 9.625%, due 08/01/13	75,000	73,125
Time Warner Entertainment, 8.375%, due 07/15/33	90,000	103,591
WDAC Subsidiary Corp., Series 144A, 8.375%, due 12/01/14 †	50,000	49,375
		2,085,320
Metals & Mining 0.70%
Century Aluminum Co., 7.500%, due 08/15/14	65,000	67,600
Chaparral Steel Co., 10.000%, due 07/15/13	60,000	66,900
Freeport-McMoRan Copper & Gold, Inc., 6.875%, due 02/01/14	14,000	14,000
		148,500
Mortgage-Backed Securities 1.43%
Asset Securitization Corp., Series 1996-MD6, Series 144A, Class B1, 7.929%,
Floating Rate, due 11/13/29 †‡	100,000	92,000
Asset Securitization Corp., Series 1996-MD6, Class A7, 4.439%,
Floating Rate, due 11/13/29	100,000	104,226
First Union National Bank Commercial Mortgage Securities, Inc., Series 2000-C2,
Series 144A, Class H, 6.750%, due 10/15/32 †	40,000	40,733
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Series 144A,
Class G, 7.908%, due 04/15/34 †	41,000	44,386
Morgan Stanley Capital I, Series 144A, 1.503%, Floating Rate, due 04/28/39 †	335,672	23,602
		304,947
Multiline Retail 0.88%
Dollar General Corp., 8.625%, due 06/15/10	75,000	80,625
Neiman Marcus Group, Inc., Series 144A, 10.375%, due 10/15/15 †#	35,000	37,188
Neiman Marcus Group, Inc., Series 144A, 9.000%, due 10/15/15 †	65,000	68,737
		186,550
Office Electronics 0.74%
Xerox Corp., 7.625%, due 06/15/13	150,000	157,875

Oil & Gas Consumable Fuels 8.03%
Amerada Hess Corp., 7.300%, due 08/15/31	60,000	66,804
AmeriGas Partners, LP, 7.250%, due 05/20/15	50,000	50,000
AmeriGas Partners, LP, 7.125%, due 05/20/16	55,000	54,725
ANR Pipeline, Inc., 9.625%, due 11/01/21	55,000	67,350
Atlas Pipeline Partners, Series 144A, 8.125%, due 12/15/15 †	60,000	62,550
Belden & Blake Corp., 8.750%, due 07/15/12	60,000	61,800
Chesapeake Energy Corp., 7.000%, due 08/15/14	112,000	114,520
Chesapeake Energy Corp., 6.375%, due 06/15/15	125,000	122,969
Chesapeake Energy Corp., 6.875%, due 01/15/16	125,000	125,938
Clayton Williams Energy, Inc., 7.750%, due 08/01/13	15,000	14,100
Colorado Interstate Gas Co., 5.950%, due 03/15/15	50,000	47,984
El Paso Corp., 7.000%, due 05/15/11	160,000	160,600
El Paso Corp., 7.750%, due 06/01/13	130,000	134,713
El Paso Natural Gas Corp., Series A, 7.625%, due 08/01/10	60,000	62,550
Massey Energy Co., Series 144A, 6.875%, due 12/15/13 †	105,000	102,900
Newfield Exploration Co., 6.625%, due 09/01/14	85,000	85,213
Peabody Energy Corp., 5.875%, due 04/15/16	90,000	85,725
Plains Exploration & Production Co., 7.125%, due 06/15/14	65,000	66,787
Quicksilver Resources, Inc., 7.125%, due 04/01/16	95,000	93,812
Whiting Petroleum Corp., 7.000%, due 02/01/14	65,000	64,350
Williams Companies, Inc., The, 7.125%, due 09/01/11	43,000	44,236
Williams Companies, Inc., The, 7.750%, due 06/15/31	20,000	21,200
		1,710,826
Paper & Forest Products 0.75%
Buckeye Technologies, Inc., 8.500%, due 10/01/13	125,000	125,938
Millar Western Forest Products, Ltd., 7.750%, due 11/15/13	45,000	34,650
		160,588
Personal Products 0.79%
Playtex Products, 9.375%, due 06/01/11	60,000	62,700
Revlon Consumer Products Corp., 9.500%, due 04/01/11	110,000	105,050
		167,750
Pharmaceuticals 0.40%
Warner Chilcott Corp., Series 144A, 8.750%, due 02/01/15 †	85,000	84,363

Real Estate 0.61%
Host Marriott, LP, 7.125%, due 11/01/13	80,000	81,400
Host Marriott, LP, 6.375%, due 03/15/15	50,000	49,187
		130,587
Road & Rail 0.55%
Hertz Corp., Series 144A, 8.875%, due 01/01/14 †	40,000	41,500
Kansas City Southern Railway, 7.500%, due 06/15/09	75,000	76,125
		117,625
Specialty Retail 0.76%
GameStop Holding Corp., Series 144A, 8.000%, due 10/01/12 †#	100,000	99,250
Payless ShoeSource, Inc., 8.250%, due 08/01/13	60,000	63,000
		162,250
Textiles, Apparel & Luxury Goods 0.79%
Levi Strauss & Co., 12.250%, due 12/15/12	50,000	56,813
Levi Strauss & Co., 9.750%, due 01/15/15	35,000	36,838
Samsonite Corp., 8.875%, due 06/01/11	70,000	74,025
		167,676
Tobacco 0.53%
Reynolds American, Inc., 7.250%, due 06/01/12	60,000	61,950
Reynolds American, Inc., 7.300%, due 07/15/15	50,000	51,375
		113,325
Trading Companies & Distributors 0.26%
Wesco Distribution, Inc., Series 144A, 7.500%, due 10/15/17 †	55,000	55,825

Wireless Telecommunication Services 2.38%
Alamosa Delaware, Inc., 12.000%, Step-up, due 07/31/09	70,000	75,425
American Tower Corp., 7.250%, due 12/01/11	40,000	41,700
American Tower Corp., 7.125%, due 10/15/12	45,000	46,800
Centennial Cellular Corp., 10.125%, due 06/15/13	40,000	43,700
Centennial Communications Corp., 10.000%, due 01/01/13	15,000	15,581
Nextel Communications, Inc., 5.950%, due 03/15/14	210,000	207,905
Rural Cellular Corp., 9.875%, due 02/01/10	70,000	74,725
		505,836

TOTAL CORPORATE BONDS (Cost $18,270,830)		18,355,546

FOREIGN BONDS 5.83%

Aerospace & Defense 0.25%
Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	50,000	52,750

Commercial Services & Supplies 0.47%
Stena, AB, 9.625%, due 12/01/12	20,000	21,800
Stena, AB, 7.000%, due 12/01/16	83,000	78,020
		99,820
Communications Equipment 0.15%
Nortel Networks Corp., 6.875%, due 09/01/23	35,000	32,025

Containers & Packaging 0.83%
JSG Holding, PLC, Series 144A, 11.500%, due 10/01/15 †§	117,561	129,469
Stone Container Finance, 7.375%, due 07/15/14	50,000	46,500
		175,969
Diversified Financial Services 0.35%
MDP Acquisitions, PLC, 9.625%, due 10/01/12	70,000	74,025

Diversified Telecommunication Services 0.69%
Norske Skog Canada, Ltd., Series D, 8.625%, due 06/15/11	55,000	55,275
Norske Skog Canada, Ltd., 7.375%, due 03/01/14	35,000	33,075
Wind Acquisition Finance, SA, Series 144A, 10.750%, due 12/01/15 †	55,000	59,400
		147,750
Electric Utilities 0.23%
Empresa Nacional de Electricidad, SA (Endesa-Chile), 8.350%, due 08/01/13	18,000	19,922
Enersis, SA, 7.375%, due 01/15/14	29,000	30,342
		50,264
Electronic Equipment & Instruments 0.49%
Flextronics International, Ltd., 6.500%, due 05/15/13	65,000	64,513
Flextronics International, Ltd., 6.250%, due 11/15/14	40,000	39,200
		103,713
Foreign Government 0.21%
Federative Republic of Brazil, 8.875%, due 10/14/19	20,000	23,100
Russia, 12.750%, due 06/24/28	12,000	21,406
		44,506
Health Care Equipment & Supplies 0.25%
Safilo Capital International, SA, Series 144A, 9.625%, due 05/15/13 †	60,000	53,098

Industrial Conglomerates 0.70%
Nell AF, S.a.r.l, Series 144A, 8.375%, due 08/15/15 †#	150,000	148,875

Road & Rail 0.13%
Grupo Transportacion Ferroviaria Mexicana, SA de CV, 12.500%, due 06/15/12	25,000	28,000

Semiconductors & Semiconductor Equipment 0.04%
MagnaChip Semiconductor, SA, 8.000%, due 12/15/14 #	10,000	9,350

Wireless Telecommunication Services 1.04%
Intelsat Bermuda, Ltd., 8.625%, due 01/15/15	70,000	72,275
Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	85,000	84,788
Rogers Wireless Communications, Inc., 7.500%, due 03/15/15	60,000	64,350
		221,413

TOTAL FOREIGN BONDS (Cost $1,255,726)		1,241,558

SHORT-TERM INVESTMENTS 5.37%

Capital Markets 4.00%
Citigroup Funding, Inc., 4.830%, due 04/03/06	853,000	852,771

Consumer Finance 1.37%
American General Finance Corp., 4.850%, due 04/03/06	292,000	291,921

TOTAL SHORT-TERM INVESTMENTS (Cost $1,144,692)		1,144,692

SECURITIES LENDING COLLATERAL 8.44%

Repurchase Agreements 0.93%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $198,081, collateralized by
6.000% Federal Home Loan Bank Bonds, Series CC25, due 08/22/25,
market value $191,366) **	198,001	198,001

Short-Term Investments 7.51%
Citibank Investors Principal Preservation Trust I, 4.750% **	1,600,000	1,600,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,798,001)		1,798,001

TOTAL INVESTMENTS (Cost $22,792,149)	107.35%	22,868,343
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $1,798,001)	(7.35%)	(1,566,420)

TOTAL NET ASSETS	100.00%	$21,301,923

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $1,759,214 at March 31, 2006.
***Security has defaulted on principal and/or interest payments or has filed under bankruptcy laws. Market value at March 31, 2006 of these securities was $78,100.
# All or a portion of this security is on loan.
† Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
‡ Illiquid security.
§ Fair valued security.
ADR - American Depositary Receipt
PLC - Public Limited Company
Floating Rate - coupon rate adjusts periodically. The rate shown is the rate as of March 31, 2006.
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate as of March 31, 2006.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
BALANCED PORTFOLIO
MARCH 31, 2006

	Shares	Market Value

COMMON STOCK 67.34%

Aerospace & Defense 0.82%
General Dynamics Corp.	8,800	$563,024

Air Freight & Logistics 0.12%
United Parcel Service, Inc., Class B	1,000	79,380

Airlines 0.58%
Southwest Airlines Co.	21,900	393,981

Auto Components 0.61%
BorgWarner, Inc. #	7,000	420,280

Beverages 1.04%
Coca-Cola Co., The	14,200	594,554
PepsiCo, Inc.	2,000	115,580
		710,134
Capital Markets 1.89%
Merrill Lynch & Company, Inc. #	9,200	724,592
State Street Corp. #	9,400	568,042
		1,292,634
Chemicals 1.56%
E.I. du Pont de Nemours & Co. #	20,500	865,305
Rohm & Haas Co.	4,200	205,254
		1,070,559
Commercial Banks 3.27%
Bank of America Corp.	35,024	1,594,993
PNC Financial Services Group	4,100	275,971
Synovus Financial Corp.	13,600	368,424
		2,239,388
Commercial Services & Supplies 2.17%
Avery Dennison Corp. #	6,300	368,424
Pitney Bowes, Inc.	9,100	390,663
Waste Management, Inc.	20,610	727,533
		1,486,620
Communications Equipment 0.93%
Motorola, Inc. #	27,675	634,034

Computers & Peripherals 1.53%
International Business Machines Corp.	10,685	881,192
Sun Microsystems, Inc. *#	32,200	165,186
		1,046,378
Diversified Financial Services 2.53%
Citigroup, Inc.	29,086	1,373,732
JPMorgan Chase & Co.	8,672	361,102
		1,734,834
Diversified Telecommunication Services 2.55%
AT&T, Inc. #	47,100	1,273,584
Verizon Communications, Inc. #	13,900	473,434
		1,747,018
Electric Utilities 2.36%
Exelon Corp. #	16,200	856,980
PPL Corp. #	12,900	379,260
Progress Energy, Inc.	8,700	382,626
		1,618,866
Energy Equipment & Services 0.70%
Schlumberger, Ltd. #	3,800	480,966

Food & Staples Retailing 1.24%
Sysco Corp.	11,700	374,985
Wal-Mart Stores, Inc. #	10,000	472,400
		847,385
Food Products 0.98%
Bunge, Ltd.	1,800	100,278
Hormel Foods Corp.	9,600	324,480
Tyson Foods, Inc.	17,800	244,572
		669,330
Hotels, Restaurants & Leisure 1.31%
Harrah's Entertainment, Inc.	3,300	257,268
McDonald's Corp. #	18,700	642,532
		899,800
Household Products 1.65%
Kimberly-Clark Corp.	9,600	554,880
Procter & Gamble Co., The	10,000	576,200
		1,131,080
Industrial Conglomerates 2.12%
General Electric Co.	41,800	1,453,804

Insurance 3.60%
Ace, Ltd.	12,200	634,522
American International Group, Inc.	10,300	680,727
Hartford Financial Services Group, Inc., The #	7,000	563,850
Marsh & McLennan Companies, Inc. #	7,600	223,136
MBIA, Inc.	6,100	366,793
		2,469,028
IT Services 0.51%
First Data Corp.	7,400	346,468

Machinery 1.79%
Deere & Co. #	8,600	679,830
Parker-Hannifin Corp.	6,800	548,148
		1,227,978
Media 2.94%
CBS Corp.	15,200	364,496
Comcast Corp. *#	18,700	489,192
New York Times Co., The #	11,400	288,534
Time Warner, Inc. #	24,645	413,790
Viacom, Inc. *	5,400	209,520
Warner Music Group Corp. #	11,600	251,604
		2,017,136
Metals & Mining 1.84%
Alcoa, Inc.	27,100	828,176
Rio Tinto, PLC, ADR	2,100	434,700
		1,262,876
Multiline Retail 0.37%
Family Dollar Stores, Inc. #	9,400	250,040

Multi-Utilities & Unregulated Power 0.69%
Dominion Resources, Inc.	6,800	469,404

Office Electronics 0.67%
Xerox Corp. *#	30,100	457,520

Oil & Gas Consumable Fuels 10.80%
BP Amoco, PLC, ADR #	11,560	796,946
Burlington Resources, Inc.	3,700	340,067
Cameco Corp. #	11,200	403,200
Chevron Corp.	21,900	1,269,543
ConocoPhillips #	10,200	644,130
EnCana Corp. #	15,078	704,595
Exxon Mobil Corp.	34,425	2,095,106
Total, SA, ADR	8,700	1,146,051
		7,399,638
Paper & Forest Products 2.05%
International Paper Co. #	10,400	359,528
Weyerhaeuser Co.	14,400	1,042,992
		1,402,520
Pharmaceuticals 5.56%
Abbott Laboratories #	22,500	955,575
Bristol-Myers Squibb Co.	27,900	686,619
Eli Lilly & Co.	16,600	917,980
Schering-Plough Corp. #	37,300	708,327
Wyeth	11,200	543,424
		3,811,925
Road & Rail 2.13%
Canadian National Railway Co.	11,294	511,392
CSX Corp. #	8,800	526,240
Union Pacific Corp. #	4,500	420,075
		1,457,707
Software 1.16%
Microsoft Corp.	29,325	797,933

Specialty Retail 0.34%
Limited Brands	9,400	229,924

Thrifts & Mortgage Finance 0.81%
Freddie Mac	9,100	555,100

Tobacco 1.18%
Altria Group, Inc.	11,400	807,804

Wireless Telecommunication Services 0.94%
Sprint Nextel Corp. #	24,900	643,416

TOTAL COMMON STOCK (Cost $39,752,328)		46,125,912

	Principal Value
CORPORATE BONDS 11.86%

Aerospace & Defense 0.07%
Raytheon Co., 5.375%, due 04/01/13	$50,000	49,356

Asset-Backed Securities 1.20%
Capital Auto Receivables Asset Trust, Series 2003-1,
Class A4A, 3.100%, due 06/15/10	200,000	197,908
Capital One Master Trust, Series 2001-8A, Class A, 4.600%, due 08/17/09	200,000	199,442
Carmax Auto Owner Trust, Series 2005-1, Class A4, 4.350%, due 03/15/10	100,000	98,099
Onyx Acceptance Auto Trust, Series 2003-C, Class A4, 2.660%, due 05/17/10	160,375	157,720
USAA Auto Owner Trust, Series 2004-1, Class A3, 2.060%, due 04/15/08	92,008	91,076
WFS Financial Owner Trust, Series 2004-2, Class A4, 3.540%, due 11/21/11	80,000	78,377
		822,622
Automobiles 0.12%
DaimlerChrysler North America Holding Corp., 8.000%, due 06/15/10	75,000	80,681

Beverages 0.51%
Anheuser-Busch Companies, Inc., 6.000%, due 04/15/11	64,000	65,612
Coca-Cola Enterprises, Inc., 5.375%, due 08/15/06	50,000	50,035
Coca-Cola Enterprises, Inc., 6.125%, due 08/15/11	92,000	95,218
Miller Brewing Co., Series 144A, 5.500%, due 08/15/13 †	75,000	73,942
Pepsi Bottling Holdings, Inc., Series 144A, 5.625%, due 02/17/09 †	65,000	65,585
		350,392
Capital Markets 0.63%
Credit Suisse First Boston USA, Inc., 3.875%, due 01/15/09	170,000	163,621
Mellon Funding Corp., 5.000%, due 12/01/14	75,000	72,056
Merrill Lynch & Company, Inc., 6.000%, due 02/17/09	75,000	76,338
Morgan Stanley, 4.750%, due 04/01/14	125,000	116,624
		428,639
Chemicals 0.07%
Monsanto Co., 5.500%, due 08/15/25	50,000	46,187

Commercial Banks 0.38%
Bank of America Corp., 4.750%, due 08/15/13	100,000	95,293
BB&T Corp., 4.900%, due 06/30/17	30,000	28,115
U.S. Bancorp, 5.700%, due 12/15/08	60,000	60,614
Wachovia Corp., 5.250%, due 08/01/14	75,000	72,782
		256,804
Computers & Peripherals 0.14%
Hewlett-Packard Co., 3.625%, due 03/15/08	99,000	95,882

Consumer Finance 0.07%
International Lease Finance Corp., 5.000%, due 04/15/10	50,000	49,043

Containers & Packaging 0.07%
Sealed Air Corp., Series 144A, 6.875%, due 07/15/33 †	50,000	49,840

Diversified Financial Services 0.60%
Citigroup, Inc., 5.000%, due 09/15/14	112,000	107,195
Citigroup, Inc., 6.625%, due 06/15/32	121,000	129,573
Citigroup, Inc., 5.850%, due 12/11/34	50,000	49,109
Erac USA Finance Co., Series 144A, 5.600%, due 05/01/15 †	50,000	48,701
JPMorgan Chase & Co., 6.750%, due 02/01/11	75,000	78,841
		413,419
Diversified Telecommunication Services 0.27%
AT&T Wireless Services, Inc., 7.500%, due 05/01/07	76,000	77,727
BellSouth Corp., 4.750%, due 11/15/12	65,000	61,559
SBC Communications, Inc., 5.100%, due 09/15/14	15,000	14,237
Verizon Maryland, Inc., 5.125%, due 06/15/33	42,000	33,104
		186,627
Electric Utilities 0.05%
American Electric Power Company, Inc., 5.375%, due 03/15/10	33,000	32,721

Energy Equipment & Services 0.07%
Halliburton Co., 5.500%, due 10/15/10	50,000	50,118

Food & Staples Retailing 0.18%
Fred Meyer, Inc., 7.450%, due 03/01/08	43,000	44,438
Wal-Mart Stores, Inc., 6.875%, due 08/10/09	75,000	78,633
		123,071
Food Products 0.30%
Bunge Limited Finance Corp., 5.100%, due 07/15/15	35,000	32,702
Kraft Foods, Inc., 6.250%, due 06/01/12	50,000	51,506
Kraft Foods, Inc., 6.500%, due 11/01/31	100,000	104,344
Tyson Foods, Inc., 6.600%, due 04/01/16	15,000	14,816
		203,368
Health Care Providers & Services 0.15%
Quest Diagnostic, Inc., 5.125%, due 11/01/10	50,000	49,051
UnitedHealth Group, Inc., 5.200%, due 01/17/07	50,000	49,985
		99,036
Hotels, Restaurants & Leisure 0.08%
Yum! Brands, Inc., 8.875%, due 04/15/11	50,000	56,319

Household Durables 0.13%
Mohawk Industries, Inc., 7.200%, due 04/15/12	40,000	41,842
Pulte Homes, Inc., 6.250%, due 02/15/13	50,000	49,936
		91,778
Independent Power Producers & Traders 0.18%
Duke Energy Corp., 4.200%, due 10/01/08	75,000	72,767
TXU Energy Co., 7.000%, due 03/15/13	50,000	52,078
		124,845
Insurance 1.02%
Ace INA Holdings, Inc., 5.875%, due 06/15/14	75,000	75,139
Allstate Corp., The, 6.750%, due 05/15/18	50,000	54,015
American International Group, Inc., SunAmerica Global Financing IX,
Series 144A, 5.100%, due 01/17/07 †	130,000	129,769
AXA Financial, Inc., 7.000%, due 04/01/28	50,000	55,408
Berkshire Hathaway, Inc., 3.375%, due 10/15/08	95,000	90,986
Everest Reinsurance Holdings, Inc., 5.400%, due 10/15/14	25,000	24,046
Hartford Financial Services Group, Inc., The, 4.750%, due 03/01/14	75,000	70,636
MetLife, Inc., 5.000%, due 06/15/15	50,000	47,587
Prudential Financial, Inc., 4.500%, due 07/15/13	75,000	70,063
St. Paul Travelers Companies, Inc., The, 8.125%, due 04/15/10	75,000	81,533
		699,182
Media 0.98%
Clear Channel Communications, Inc., 4.625%, due 01/15/08 #	96,000	94,261
Comcast Cable Communications, Inc., 6.750%, due 01/30/11	52,000	54,054
Cox Communications, Inc., 7.125%, due 10/01/12	50,000	52,453
EchoStar DBS Corp., 5.750%, due 10/01/08	173,000	171,270
News America, Inc., 7.625%, due 11/30/28	50,000	53,699
Time Warner, Inc., 7.700%, due 05/01/32	179,000	196,849
Viacom, Inc., 5.625%, due 08/15/12	50,000	49,142
		671,728
Mortgage-Backed Securities 2.85%
Bank of America Mortgage Securities, Series 2005-A, Class 2A2,
4.464%, Floating Rate, due 02/25/35	142,288	138,377
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6,
Class A6, 4.825%, due 11/11/41	150,000	142,343
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18,
Class A4, 4.933%, due 02/13/42	100,000	95,434
Chase Commercial Mortgage Securities Corp., Series 1998-2,
Class A2, 6.390%, due 11/18/30	189,980	193,795
CS First Boston Mortgage Securities Corp., Series 2003-C3,
Class A5, 3.936%, due 05/15/38	200,000	181,714
Greenwich Capital Commercial Funding Corp., Series 2004-GG1,
Class A7, 5.317%, due 06/10/36	200,000	196,510
Greenwich Capital Commercial Funding Corp., Series 2005-GG3,
Class A4, 4.799%, due 08/10/42	100,000	94,701
GS Mortgage Securities Corporation II, Series 2004-GG2,
Class A6, 5.396%, due 08/10/38	150,000	147,968
IMPAC CMB Trust, Series 2005-4, Class 1M1,
5.011%, Floating Rate, due 05/25/35	89,823	90,016
LB-UBS Commercial Mortgage Trust, Series 2002-C1,
Class A4, 6.462%, due 03/15/31	140,000	147,442
Morgan Stanley Capital I, Series 1999-WF1, Class A2, 6.210%, due 11/15/31	118,460	120,327
Nomura Asset Securities Corp., Series 1998-D6,
Class A1B, 6.590%, due 03/15/30	210,000	214,866
Prudential Commercial Mortgage Trust, Series 2003-PWR1,
Class A2, 4.490%, due 02/11/36	200,000	188,496
		1,951,989
Multiline Retail 0.18%
Federated Department Stores, Inc., 6.900%, due 04/01/29	50,000	51,943
Target Corp., 5.500%, due 04/01/07	70,000	70,154
		122,097
Multi-Utilities & Unregulated Power 0.24%
MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	91,000	87,422
PG&E Corp., 4.200%, due 03/01/11	56,000	52,753
PG&E Corp., 6.050%, due 03/01/34	24,000	23,486
		163,661
Oil & Gas Consumable Fuels 0.27%
Devon Financing Corp., 6.875%, due 09/30/11	50,000	53,012
Kinder Morgan Energy Partners, LP, 5.000%, due 12/15/13	50,000	47,354
Pemex Project Funding Master Trust, Series 144A, 6.625%, due 06/15/35 †	40,000	38,640
XTO Energy, Inc., 4.900%, due 02/01/14 #	50,000	47,404
		186,410
Paper & Forest Products 0.12%
Weyerhaeuser Co., 7.375%, due 03/15/32	75,000	80,086

Pharmaceuticals 0.08%
Wyeth, 6.500%, due 02/01/34	50,000	52,244

Real Estate 0.28%
Archstone-Smith Trust, 5.750%, due 03/15/16	50,000	49,616
Developers Diversified Realty Corp., 5.375%, due 10/15/12	50,000	48,671
ERP Operating, LP, 5.125%, due 03/15/16	50,000	47,430
Reckson Operating Partnership, LP, 6.000%, due 03/31/16	20,000	19,840
Regency Centers, LP, 5.250%, due 08/01/15	30,000	28,573
		194,130
Road & Rail 0.07%
CSX Corp., 5.300%, due 02/15/14	50,000	48,894

Specialty Retail 0.08%
Staples, Inc., 7.125%, due 08/15/07	10,000	10,208
Staples, Inc., 7.375%, due 10/01/12	40,000	43,648
		53,856
Thrifts & Mortgage Finance 0.26%
Countrywide Home Loans, Inc., 2.875%, due 02/15/07	180,000	176,216

Tobacco 0.08%
Altria Group, Inc., 7.000%, due 11/14/13	50,000	53,756

Wireless Telecommunication Services 0.08%
Sprint Capital Corp., 8.375%, due 03/15/12	50,000	56,495

TOTAL CORPORATE BONDS (Cost $8,327,665)		8,121,492

FOREIGN BONDS 1.05%

Commercial Banks 0.11%
HBOS, PLC, Series 144A, 6.000%, due 11/01/33 †	75,000	75,278

Diversified Telecommunication Services 0.37%
Deutsche Telekom International Finance, BV, 3.875%, due 07/22/08	156,000	151,192
France Telecom, SA, 8.750%, Step-up, due 03/01/11	75,000	81,908
Telecom Italia Capital, 6.000%, due 09/30/34	25,000	22,491
		255,591
Foreign Government 0.02%
Republic of South Africa, 6.500%, due 06/02/14	15,000	15,769

Industrial Conglomerates 0.10%
Tyco International Group, SA, 6.000%, due 11/15/13	70,000	70,318

Media 0.30%
British Sky Broadcasting Group, PLC, 6.875%, due 02/23/09	198,000	204,912

Mortgage-Backed Securities 0.15%
Aire Valley Mortgages, Series 144A, Series 2004-1A, Class 2A3,
5.110%, Floating Rate, due 09/20/34 †	100,000	100,112

TOTAL FOREIGN BONDS (Cost $736,462)		721,980

GOVERNMENT & AGENCY OBLIGATIONS 17.54%

Mortgage-Backed Securities 10.97%
Fannie Mae, Pool #545322, 5.885%, due 11/01/11	118,125	120,233
Fannie Mae, Pool #545316, 5.636%, due 12/01/11	189,418	190,674
Fannie Mae, Pool #254274, 6.000%, due 03/01/12	134,159	136,107
Fannie Mae, Pool #725217, 4.772%, due 02/01/14	336,226	323,363
Fannie Mae, Pool #725457, 4.667%, due 04/01/14	423,668	403,934
Fannie Mae, Pool #529245, 6.500%, due 09/01/14	132,884	136,019
Fannie Mae, Pool #555534, 6.500%, due 04/01/18	132,658	135,837
Fannie Mae, Pool #764283, 5.000%, due 01/01/19	401,997	393,007
Fannie Mae, Pool #765508, 5.500%, due 01/01/19	299,648	298,051
Fannie Mae, Pool #772424, 5.000%, due 01/01/19	250,867	245,074
Fannie Mae, Pool #742281, 5.000%, due 03/01/19	37,338	36,434
Fannie Mae, Pool #773873, 5.000%, due 04/01/19	367,667	358,769
Fannie Mae, Pool #751999, 5.000%, due 06/01/19	37,700	36,788
Fannie Mae, Pool #779013, 5.000%, due 06/01/19	348,220	339,794
Fannie Mae, Pool #780310, 5.000%, due 06/01/19	395,909	386,328
Fannie Mae, Pool #782586, 5.000%, due 06/01/19	297,159	289,968
Fannie Mae, Pool #772244, 5.500%, due 07/01/19	191,865	190,766
Fannie Mae, Pool #725205, 5.000%, due 03/01/34	608,101	580,558
Fannie Mae, Pool #782685, 5.500%, due 06/01/34	342,921	335,225
Fannie Mae, Pool #799334, 5.500%, due 12/01/34	161,763	158,133
Freddie Mac, PC Gold, Pool #G10688, 6.000%, due 08/01/11	167,947	170,115
Freddie Mac, PC Gold, Pool #G18010, 5.500%, due 09/01/19	381,705	379,235
Freddie Mac, PC Gold, Pool #B18233, 4.500%, due 04/01/20	25,851	24,681
Freddie Mac, PC Gold, Pool #G18064, 4.500%, due 07/01/20	105,257	100,494
Freddie Mac, PC Gold, Pool #B19724, 4.500%, due 08/01/20	840,554	802,521
Ginnie Mae, Pool #570465, 6.500%, due 11/15/31	154,533	160,263
Ginnie Mae, Pool #564798, 6.000%, due 03/15/34	99,308	100,489
Ginnie Mae, Pool #605431, 5.500%, due 05/15/34	152,813	151,419
Ginnie Mae, Pool #781856, 6.000%, due 01/15/35	275,079	278,524
Ginnie Mae, Series 2005-74, Class HC, 7.500%, due 09/16/35	62,808	65,771
Ginnie Mae, Pool #782067, 7.000%, due 03/15/36	182,047	189,843
		7,518,417
Thrifts & Mortgage Finance 0.38%
Fannie Mae, 5.000%, due 01/15/07	225,000	224,744
Freddie Mac, 5.750%, due 03/15/09	36,000	36,627
		261,371
U.S. Treasury Bills, Bonds, and Notes 6.19%
U.S. Treasury Note, 3.750%, due 03/31/07 #	350,000	346,199
U.S. Treasury Note, 6.000%, due 08/15/09 #	314,000	325,346
U.S. Treasury Note, 3.875%, due 05/15/10	1,100,000	1,060,984
U.S. Treasury Note, 4.250%, due 08/15/13	725,000	697,303
U.S. Treasury Bond, 9.250%, due 02/15/16	200,000	267,125
U.S. Treasury Bond, 7.250%, due 08/15/22	555,000	688,243
U.S. Treasury Bond, 6.250%, due 08/15/23	752,000	852,874
		4,238,074

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,278,895)		12,017,862

SECURITIES LENDING COLLATERAL 23.41%

Repurchase Agreements 3.26%
Bear Stearns & Company, Inc., 4.780%, due 04/03/06,
(dated 03/31/06, repurchase price of $2,236,537, collateralized by 4.620%
Federal Home Loan Bank Bonds, due 03/29/10, market value $2,187,897) **	2,235,629	2,235,629

Short-Term Investments 20.15%
Citibank Investors Principal Preservation Trust I, 4.750% **	13,800,000	13,800,000

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,035,629)		16,035,629

TOTAL INVESTMENTS (Cost $77,130,979)	121.20%	83,022,875
OTHER ASSETS, LESS LIABILITIES (includes obligation to return Securities
Lending Collateral of $16,035,629)	(21.20%)	(14,522,171)

TOTAL NET ASSETS	100.00%	$68,500,704

LEGEND
* Non-income producing security.
** Security pledged as collateral for the securities on loan, which were valued at $15,511,126 at March 31, 2006.
# All or a portion of this security is on loan.
† Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers.
ADR - American Depositary Receipt
PLC - Public Limited Company
Floating Rate - coupon rate adjusts periodically. The rate shown is the rate as of March 31, 2006.
Step-up - Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate as of March 31, 2006.

See notes to schedule of investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JEFFERSON PILOT VARIABLE FUND, INC.
MONEY MARKET PORTFOLIO
MARCH 31, 2006

	Principal Value	Market Value

CERTIFICATES OF DEPOSIT 4.29%

Commercial Banks 4.29%
Calyon, NY, 4.730%, due 05/22/06	$2,643,000	$2,643,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,643,000)		2,643,000

COMMERCIAL PAPER 82.89%

Beverages 1.79%
Anheuser Busch Companies, Inc., Series 144A, 4.590%, due 05/10/06 †	1,105,000	1,099,505

Capital Markets 18.17%
Citigroup Funding, Inc., 4.745%, due 05/12/06	2,385,000	2,372,111
Goldman Sachs Group, Inc., The, 4.580%, due 04/04/06	3,075,000	3,073,826
Merrill Lynch & Company, Inc., 4.650%, due 04/17/06	3,081,000	3,074,633
UBS Finance Delaware, LLC, 4.540%, due 04/07/06	2,100,000	2,098,411
UBS Finance Delaware, LLC, 4.625%, due 05/10/06	571,000	568,139
		11,187,120
Commercial Banks 10.03%
Abbey National North America, LLC, 4.660%, due 05/08/06	2,692,000	2,679,107
Depfa Bank, PLC, Series 144A, 4.480%, due 04/11/06 †	2,730,000	2,726,602
Dexia Delaware, LLC, 4.640%, due 05/09/06	477,000	474,664
HBOS Treasury Services, PLC, 4.765%, due 06/09/06	300,000	297,297
		6,177,670
Consumer Finance 16.41%
American Express Credit Corp., 4.750%, due 05/30/06	2,480,000	2,460,694
American General Finance Corp., 4.770%, due 06/12/06	2,507,000	2,483,226
Caterpillar Financial Services Corp., 4.650%, due 06/19/06	2,489,000	2,462,978
Toyota Motor Credit Corp., 4.530%, due 05/03/06	2,710,000	2,699,088
		10,105,986
Diversified Financial Services 4.32%
General Electric Capital Corp., 4.730%, due 06/27/06	2,689,000	2,658,068

Diversified Telecommunication Services 1.04%
BellSouth Corp., Series 144A, 4.740%, due 05/08/06 †	647,000	643,848

Electric Utilities 4.00%
Florida Power & Light Co., 4.750%, due 05/04/06	2,471,000	2,460,241

Food Products 9.27%
Hershey Co., The, 4.480%, due 04/21/06 †	2,664,000	2,657,370
Nestle Capital Corp., Series 144A, 4.755%, due 06/19/06 †	3,080,000	3,047,996
		5,705,366
Insurance 8.91%
ING America Insurance Holdings, 4.480%, due 04/12/06	2,159,000	2,156,045
MetLife Funding, Inc., 4.600%, due 05/18/06	2,672,000	2,655,953
Prudential Funding, LLC, 4.520%, due 05/02/06	677,000	674,365
		5,486,363
IT Services 4.00%
First Data Corp., 4.840%, due 04/03/06	2,461,000	2,460,338

Media 4.95%
Gannett Company, Inc, Series 144A, 4.740%, due 05/11/06 †	3,064,000	3,047,863

TOTAL COMMERCIAL PAPER (Cost $51,032,873)		51,032,368

GOVERNMENT & AGENCY OBLIGATIONS 12.98%

Government Agency 12.98%
Federal Home Loan Bank, 4.610%, due 04/03/06	7,001,000	6,999,207
Federal Home Loan Bank, 4.705%, due 05/24/06	1,000,000	993,073
		7,992,280

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $7,992,280)		7,992,280

TOTAL INVESTMENTS (Cost $61,668,153)	100.16%	61,667,648
OTHER ASSETS, LESS LIABILITIES	(0.16%)	(97,250)

TOTAL NET ASSETS	100.00%	$61,570,398

LEGEND
† Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933 and may be
resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
PLC - Public Limited Company

See notes to schedule of investments.

JEFFERSON PILOT VARIABLE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

ORGANIZATION

Jefferson Pilot Variable Fund, Inc. (the "Company") is a diversified open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Company was incorporated under the laws of the State of Maryland on October 19, 1984 for the purpose of funding flexible premium variable life insurance policies and variable annuity contracts issued by Jefferson Pilot Financial Insurance Company and its affiliates. The Company is composed of fourteen separate portfolios (the "Portfolios"): the Capital Growth Portfolio, the Growth Portfolio, the Strategic Growth Portfolio, the S&P 500 Index Portfolio, the Value Portfolio, the Mid-Cap Growth Portfolio, the Mid-Cap Value Portfolio, the Small Company Portfolio, the Small-Cap Value Portfolio, the International Equity Portfolio, the World Growth Stock Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, and the Money Market Portfolio.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Company:

Valuation of Investments: Investment securities, including those held by the Money Market Portfolio, are valued at the closing sales price on the exchange on which such securities are principally traded; securities traded in the over-the-counter market and securities traded on a national exchange for which no sales took place on the day of valuation are valued at the bid price at the close of trading. The Money Market Portfolio does not attempt to maintain a stable net asset value. Quotations for foreign securities are in United States dollars and, accordingly, unrealized gains and losses on these securities reflect all foreign exchange fluctuations. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. The aggregate fair value of these securities at March 31, 2006 was $129,612 held by the High Yield Bond Portfolio. Short-term debt instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Occasionally, a significant event may occur after the closing price of a foreign security is determined, but before the close of business on the NYSE. If such an event is expected to materially affect the value of the security, the foreign security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Investment Security Transactions: Investment security transactions are recorded as of the trade date; the date the order to buy or sell is executed. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Fannie Mae, Federal Agricultural Mortgage Corp., Federal Home Loan Bank and Freddie Mac, although chartered and sponsored by Congress, are not funded by congressional appropriations and securities issued by them are neither guaranteed nor insured by the U.S. government.

Futures Contracts: The Portfolios (excluding World Growth Stock and Money Market Portfolios) may enter into futures contracts in order to manage exposure to changes in market conditions which may be more efficient or cost effective than trading the underlying securities. A futures contract is an agreement to buy or sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities of up to 5% of the contract value as collateral (“initial margin”). Subsequent payments (“variation margin”) are made or received, daily, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded to the Portfolios as an unrealized gain or loss. The risks on entering into futures contracts include the possibility that the change in the value of the contract may not correlate with changes in the underlying securities and that the market for the futures contract may be illiquid.

As of March 31, 2006, the S&P 500 Index Portfolio held the following futures contracts:

Contracts Purchased	Expiration Date	Number of Contracts	Market Value of Contracts	Unrealized Appreciation
S&P 500 Index Portfolio
S&P 500 E-mini Stock Index Contracts	06/19/06	26	$ 1,694,290	$ 7,354

Security Lending: The Portfolios, except the Money Market Portfolio (the “Portfolios”) have entered into a Securities Lending Agreement (the “Agreement”) with Citibank, N.A. (the “Agent”). Under the terms of the Agreement, the Portfolios may lend portfolio securities to certain qualified institutions (the “Borrower”) approved by the Board of Directors of the Fund in order to earn additional income. The Agreement requires that loans are to be collateralized at all times by cash or government and agency securities in an amount at least equal to 102% of the market value of the securities loaned (at least 105% for foreign securities). The market value of the loaned securities is determined at the close of business each day and any additional required collateral is delivered to the Agent on the next business day. At March 31, 2006, the Portfolios had securities on loan and collateral invested as follows:

	Market Value of	Market Value of
	Loaned Securities	Collateral
Capital Growth	$ 39,757,538	$ 40,968,465
Growth	8,981,666	9,272,598
Strategic Growth	15,095,528	15,562,102
S&P 500 Index	53,776,217	55,743,584
Value	18,471,400	19,013,907
Mid-Cap Growth	9,079,029	9,459,903
Small Company	25,241,481	26,168,243
Small-Cap Value	16,296,953	16,925,916
International Equity	5,929,286	6,211,782
World Growth Stock	5,276,969	5,547,258
High Yield Bond	1,759,214	1,798,001
Balanced	15,511,126	16,035,629

The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Portfolio could experience delays and costs in recovering securities loaned or in gaining access to the collateral. The Agent provides the Portfolio with indemnification against Borrower default. A portion of the income generated upon investment of the collateral is remitted to the Borrower and the remainder is allocated between the Portfolio and the Agent. Income earned from securities lending is reflected on the Statement of Operations as investment income. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Repurchase agreements involve certain risks not associated with direct investment in securities, including the risk that the original seller will default on its obligations to repurchase, as a result of bankruptcy or otherwise. If the seller defaults or becomes insolvent, a Portfolio could realize delays, costs or a loss in asserting its rights to the collateral in satisfaction of the seller’s repurchase agreement.

INVESTMENTS

Net realized gains and losses on investment securities sold are determined by using the first-in, first-out method.

At March 31, 2006, gross unrealized gains and losses were as follows:
	Gains	Losses	Net
Capital Growth	$21,748,107	$3,038,328	$18,709,779
Growth	8,194,517	345,661	7,848,856
Strategic Growth	15,973,167	913,747	15,059,420
S&P 500 Index	54,309,256	47,753,231	6,556,025
Value	13,281,915	765,068	12,516,847
Mid-Cap Growth	6,629,220	136,089	6,493,131
Mid-Cap Value	9,590,447	1,155,618	8,434,829
Small Company	11,050,961	528,497	10,522,464
Small-Cap Value	12,504,370	1,072,839	11,431,531
International Equity	10,043,977	167,878	9,876,099
World Growth Stock	37,552,636	5,106,570	32,446,066
High Yield Bond	382,870	306,676	76,194
Balanced	7,085,502	1,193,606	5,891,896
Money Market	313	818	(505)

CONCENTRATION OF CREDIT RISK

The International Equity and World Growth Stock Portfolios invest in securities of non-U.S. issuers. Although the Portfolios maintain diversified investment portfolios, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At March 31, 2006, investment allocation by industry for the International Equity Portfolio was as follows:

Industry	% of Net Assets
Commercial Banks	8.36%
Oil & Gas Consumable Fuels	5.35%
Food & Staples Retailing	5.23%
Real Estate	5.02%
Chemicals	4.96%
Specialty Retail	4.38%
Construction Materials	4.16%
Auto Components	4.03%
Wireless Telecommunication Services	3.82%
Communications Equipment	3.77%
Machinery	3.55%
Hotels, Restaurants & Leisure	3.52%
Capital Markets	3.48%
Thrifts & Mortgage Finance	3.04%
Semiconductors & Semiconductor Equipment	2.97%
Road & Rail	2.94%
Electronic Equipment & Instruments	2.75%
Electrical Equipment	2.61%
Multi-Utilities & Unregulated Power	2.46%
Household Products	2.43%
Automobiles	2.36%
Beverages	2.02%
Other	13.60%
TOTAL	96.81%

At March 31, 2006, the investment allocation by industry for the World Growth Stock Portfolio was as follows:

Industry	% of Net Assets
Commercial Banks	9.13%
Pharmaceuticals	8.48%
Diversified Telecommunication Services	8.39%
Media	7.77%
Insurance	5.76%
Oil & Gas Consumable Fuels	5.43%
Industrial Conglomerates	3.97%
Food Products	3.13%
Capital Markets	3.04%
Wireless Telecommunication Services	2.76%
Aerospace & Defense	2.67%
Chemicals	2.66%
Software	2.47%
Paper & Forest Products	2.46%
Electric Utilities	2.28%
Household Durables	2.12%
Electronic Equipment & Instruments	2.11%
Other	23.41%
TOTAL	98.04%

ILLIQUID AND RESTRICTED SECURITIES

All of the Portfolios may to some extent purchase certain restricted securities and limited amounts of illiquid securities. The Portfolios may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Portfolios do not have the right to demand that such securities be registered. The Portfolios may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. The value of these securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Directors.

At March 31, 2006, the International Equity Portfolio held $577,293 or 1.03% of net assets, the World Growth Stock Portfolio held $665,366 or 0.47% of net assets, the High Yield Bond Portfolio held $3,187,181 or 14.96% of net assets and the Balanced Portfolio held $581,867 or 0.85% of net assets in securities exempt from registration under Rule 144A of the Act. At March 31, 2006 the Money Market Portfolio held $13,223,184 or 21.48% of net assets in commercial paper exempt from registration under both Rule 144A and Section 4(2) of the Act.

During the period, the Mid-Cap Value Portfolio held restricted securities exempt from registration under Section 4(2) of the Act. These securities, 2,600 shares of TRW Automotive Holdings Corp., were acquired on March 8, 2005 in a private placement directly from the company at a cost of $51,090 and were sold on March 27, 2006 for proceeds of $60,219. At March 31, 2006, the Mid-Cap Value Portfolio held no restricted securities.

At March 31, 2006, the High Yield Bond Portfolio held $445,744 or 2.09% of net assets in illiquid securities. Illiquid investments may include restricted securities; repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days; certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Portfolios may experience difficulty in closing out positions at prevailing market prices.

Item 2. Controls and Procedures

(a)
The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:    05/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

Jefferson Pilot Variable Fund, Inc.

By:    /s/ Ronald R. Angarella

 Ronald R. Angarella, President

Date:    05/25/06

Jefferson Pilot Variable Fund, Inc.

By:    /s/ John A. Weston

 John A. Weston, Treasurer

Date:    05/25/06